Registration No. 333-17641
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                        POST-EFFECTIVE AMENDMENT NO. 12 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

         SEPARATE ACCOUNT FP
                  of
     THE EQUITABLE LIFE ASSURANCE               Christopher M. Condron,
     SOCIETY OF THE UNITED STATES               Chief Executive Officer
        (Exact Name of Trust)           The Equitable Life Assurance Society of
     THE EQUITABLE LIFE ASSURANCE                   the United States
      SOCIETY OF THE UNITED STATES            1290 Avenue of the Americas
       (Exact Name of Depositor)                New York, New York 10104
      1290 Avenue of the Americas     (Name and Address of Agent for Service)
       New York, New York 10104
  (Address of Depositor's Principal
        Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:


       ROBIN WAGNER                                with a copy to:
 Vice President and Counsel                    Thomas C. Lauerman, Esq.
The Equitable Life Assurance                        Foley & Lardner
Society of the United States                      Washington Harbour
1290 Avenue of the Americas                      3000 K Street, N.W.
 New York, New York 10104                       Washington, D.C. 20007


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on (date) pursuant to paragraph (b) of Rule 485

__X__ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (date) pursuant to paragraph (a) of Rule 485

                                      NOTE

This Post Effective Amendment No. 12 ("PEA") to the Form S-6 Registration Statement No. 333-17641 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed solely for the purpose of including in the Registration Statement Equitable Life's Survivorship Incentive Life '02 Prospectuses, dated October 1, 2002, which are new versions (for use in the retail and wholesale distribution channels) of Survivorship Incentive Life, and additional exhibits thereto. Other relevant exhibits will be filed by amendment. The PEA does not amend or delete the Survivorship Incentive Life Prospectuses, dated May 1, 2002, as previously supplemented or any other part of the Registration Statement except as specifically noted herein.

(Part I of Post Effective Amendment No. 11 to the Form S-6 Registration Statement (File No. 333-17641) filed with the Commission on April 12, 2002,is incorporated by reference.)

Survivorship Incentive Life(SM) '02
A flexible premium "second to die" variable life insurance policy


PROSPECTUS DATED OCTOBER 1, 2002

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, a separate prospectus for each Trust and the Fund accompanies this prospectus. These prospectuses contain important information about the Portfolios.

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This prospectus describes many aspects of a Survivorship Incentive Life(SM) '02 policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Survivorship Incentive Life(SM) '02. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.

WHAT IS SURVIVORSHIP INCENTIVE LIFE(SM)?

Survivorship Incentive Life(SM) '02 is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:



-------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS*
 FIXED INCOME
-------------------------------------------------------------------------------
o AXA Premier VIP Core Bond              o EQ/Money Market(1)
o EQ/Alliance Intermediate Gov't Sec.    o EQ/J.P. Morgan Core Bond
o EQ/High Yield
-------------------------------------------------------------------------------
 DOMESTIC STOCKS
-------------------------------------------------------------------------------
o AXA Premier VIP Health Care            o EQ/Alliance Small Cap Growth
o AXA Premier VIP Large Cap Core         o EQ/Bernstein Diversified Value
  Equity                                 o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Growth       o EQ/Equity 500 Index
o AXA Premier VIP Large Cap Value        o EQ/FI Mid Cap Value
o AXA Premier VIP Small/Mid Cap          o EQ/FI Small/Mid Cap Value
  Growth                                 o EQ/Lazard Small Cap Value
o AXA Premier VIP Small/Mid Cap Value    o EQ/Marsico Focus
o AXA Premier VIP Technology             o EQ/Mercury Basic Value Equity
o EQ/Alliance Common Stock               o EQ/MFS Emerging Growth Companies
o EQ/Alliance Growth and Income          o EQ/Small Company Index
o EQ/Alliance Premier Growth             o U.S. Real Estate
-------------------------------------------------------------------------------
 INTERNATIONAL STOCKS
-------------------------------------------------------------------------------
o AXA Premier VIP International Equity   o EQ/Emerging Markets Equity
o EQ/Alliance International              o EQ/Putnam International Equity
-------------------------------------------------------------------------------
 BALANCED/HYBRID
-------------------------------------------------------------------------------
o EQ/Balanced
-------------------------------------------------------------------------------

(1) Reflects name change of EQ/Alliance Money Market option, effective November 8, 2002.
*    Subject to state availability.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts") or The Universal Institutional Funds, Inc. ("the Fund"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred, and the life insurance benefits we pay if the policy's surviving insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) reduce the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the surviving insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Survivorship Incentive Life(SM) '02 or another policy may not be to your advantage.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00416

CONTENTS OF THIS PROSPECTUS

-------------------------------------------------------------------------------
SURVIVORSHIP INCENTIVE LIFE(SM) '02
-------------------------------------------------------------------------------
What is Survivorship Incentive Life(SM) '02?                               cover
Who is Equitable Life?                                                       4
How to reach us                                                              5
Charges and expenses you will pay                                            6
Risks you should consider                                                    9



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1. POLICY FEATURES AND BENEFITS                                             10
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How you can pay for and contribute to your policy                           10

The minimum amount of premiums you must pay                                 10
You can guarantee that your policy will not terminate
     before a certain date                                                  11
You can elect a "paid up" death benefit guarantee                           11
Investment options within your policy                                       12
About your life insurance benefit                                           13
You can decrease your insurance coverage                                    14
Other benefits you can add by rider                                         14
Your options for receiving policy proceeds                                  15
Your right to cancel within a certain number of days                        15
Variations among Survivorship Incentive Life(SM) '02 policies               15
Other Equitable Life policies                                               15



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2. DETERMINING YOUR POLICY'S VALUE                                          16
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Your account value                                                          16




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3. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                     17
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Transfers you can make                                                      17
Telephone and EQAccess transfers                                            17
Our dollar cost averaging service                                           17
Our asset rebalancing service                                               17






-------------------

"We," "our" and "us" refer to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner.

Unless the application for a policy provides otherwise, the insured persons jointly own the policy. If one dies, the surviving insured person becomes the sole owner. While a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Survivor Incentive Life(SM) '02 anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.




2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     19
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Borrowing from your policy                                                  19

Making withdrawals from your policy                                         19
Surrendering your policy for its net cash surrender value                   20
Your option to receive a living benefit                                     20



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5. TAX INFORMATION                                                          21
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Basic tax treatment for you and your beneficiary                            21

Tax treatment of distributions to you                                       21
Tax treatment of living benefits proceeds                                   22
Effect of policy splits                                                     22
Effect of policy on interest deductions taken by business entities          22
Requirement that we diversify investments                                   22
Estate, gift, and generation-skipping taxes                                 23
Employee benefit programs                                                   23
ERISA                                                                       23
Our taxes                                                                   23
When we withhold taxes from distributions                                   23
Possibility of future tax changes and other tax information                 24



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6. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              25
--------------------------------------------------------------------------------
Ways to make premium and loan payments                                      25

Requirements for surrender requests                                         25
Ways we pay policy proceeds                                                 25
Assigning your policy                                                       25
Dates and prices at which policy events occur                               25
Policy issuance                                                             26
Gender-neutral policies                                                     27



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7. MORE INFORMATION ABOUT OTHER MATTERS                                     28
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Your voting privileges                                                      28

About our Separate Account FP                                               28
About our general account                                                   28
Transfers of your account value                                             29
Disruptive transfer activity                                                29
Telephone and EQAccess requests                                             29
Deducting policy charges                                                    29
Suicide and certain misstatements                                           30
When we pay policy proceeds                                                 30
Changes we can make                                                         31
Reports we will send you                                                    31
Legal proceedings                                                           31
Illustrations of policy benefits                                            31
SEC registration statement                                                  31
How we market the policies                                                  31
Insurance regulation that applies to Equitable Life                         32
Directors and principal officers                                            33

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8. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE           39
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Separate Account FP financial statements                                   A-1

Equitable Life financial statements                                        F-1

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APPENDICES
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I -- Information on market performance

II -- An index of key words and phrases

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EQ ADVISORS TRUST PROSPECTUS, THE AXA PREMIER VIP TRUST PROSPECTUS AND U.S.
   REAL ESTATE PORTFOLIO PROSPECTUS (follow the Appendices of this prospectus, or accompany this prospectus but are not a part of this prospectus)
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3

WHO IS EQUITABLE LIFE?
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately
$     billion in assets as of June 30, 2002. For more than 100 years Equitable
Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


4  Who is Equitable Life?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus.

-------------------------------------------------------------------------------
 BY MAIL:
-------------------------------------------------------------------------------

At the Post Office Box for our Administrative Office:
Equitable Life -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

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 BY EXPRESS DELIVERY ONLY:
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At the Street Address for our Administrative Office:
Equitable Life -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277

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 BY TOLL-FREE PHONE:
-------------------------------------------------------------------------------

Automated system available 22 hours every day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.

-------------------------------------------------------------------------------
 BY E-MAIL:
-------------------------------------------------------------------------------

life-service@equitable.com

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 BY FACSIMILE (FAX):
-------------------------------------------------------------------------------

1-704-540-9714

-------------------------------------------------------------------------------
 BY INTERNET:
-------------------------------------------------------------------------------

Our Web site (www.equitable.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Customer Service, Life Insurance" and selecting "Forms" from the right side of the screen. You can also access your policy information through our Web site by enrolling in EQAccess.

                      ----------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1) request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both an insured and an owner;

(3) request for asset rebalancing; and

(4) designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) address changes;

(c) beneficiary changes;

(d) transfers between investment options; and

(e) changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone, (2) over the Internet, through EQAccess or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured persons' names (if different from yours), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


                                                       Who is Equitable Life?  5

CHARGES AND EXPENSES YOU WILL PAY

--------------------------------------------------------------------------------

TABLE OF POLICY CHARGES

This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.



-----------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM      Premium charge              (a) 8% of each premium payment you make until your total premium payments
AMOUNTS YOU CONTRIBUTE TO                                 equal a certain amount(1) and (b) 5% of all additional premiums (which we
YOUR POLICY:                                             may increase up to 8%)(2)
-----------------------------------------------------------------------------------------------------------------------------------

CHARGES WE DEDUCT FROM      Administrative charge(3)    (i) Initially, $20 in each of your policy's first 12 months  and (ii) $7 in
YOUR POLICY'S VALUE EACH                                each subsequent month (which we may increase to as much as $10).  We also
MONTH:                                                  charge an additional amount per $1,000 of initial base policy face amount during your policy's first ten years. The amount charged varies with the age the insureds at policy issue and will be set forth in your policy. For examp monthly charge per $1,000 for an older insured age 40 at issue is 7 cents.

                           --------------------------------------------------------------------------------------------------------
                           Cost of Insurance charges(3) Amount varies depending on the specifics of your policy.(4)
                           and optional rider charges
                           --------------------------------------------------------------------------------------------------------
                           Mortality and expense risk   0.90% (effective annual rate) of the value you have in our variable
                           charge(5)                    investmentoptions during the first 15 policy years. For policy years 16 and later, the is currently 0.60% (effective annual rate) of the value you have in the variable investment options up to $250,000 and 0.30% (effective annual rate) of the value you have in the variable investment options over
                                                        $250,000. We may inrease this charge up to 0.90% (effective annual rate)
                                                        of the value you have in the variable investment options.
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CHARGES WE DEDUCT FROM     Surrender (turning in) of    The amount of the surrender charge is set forth in your policy.(6)
YOUR ACCOUNT VALUE AT THE  your policy during its first For any policy, the lowest initial surrender charge per $1,000 of initial
TIME OF THE TRANSACTION:   10 years                     basepolicy face amount would be $      , and the highest initial surrender
                                                        charge per $1,000 of initial base policy face amount would be $      .
-----------------------------------------------------------------------------------------------------------------------------------
                           Requested decrease in        A pro rata portion of the full surrender charge that would apply to a
                           your policy face amount      surrender at the time of the decrease
-----------------------------------------------------------------------------------------------------------------------------------
                           Transfers among              $0 (current): $25 per transfer (maximum)(7)
                           investment options
-----------------------------------------------------------------------------------------------------------------------------------

(1) Up to 10 times your target premium. The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics.

(2) We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses.

(3) Not applicable after the policy anniversary nearest to the younger insured's 100th birthday.

(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.

(5) Amounts in our guaranteed interest option are not included in the calculation of this charge.

(6) Beginning in your policy's seventh year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 10th year. The initial amount of surrender charge depends on each policy's specific characteristics.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Dollar Cost Averaging service or Asset Rebalancing service, as discussed later in this prospectus.


6 Charges and expenses you will pay

YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:

This table shows the fees and expenses for 2001 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.



-----------------------------------------------------------------------------------------------------------------------------------
                    PORTFOLIO NAME                                      2001 FEES AND EXPENSES
                                                                -------------------------------------------------------------------
                                                                                                       FEE WAIVERS
                                                                                       TOTAL          AND/OR         NET TOTAL
                                                  MANAGEMENT     12B-1     OTHER       ANNUAL         EXPENSE          ANNUAL
                                                   FEES(1)       FEES    EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER TRUST
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%           --      0.84%         1.44%      (0.74)%             0.70%
AXA Premier VIP Health Care                      1.20%           --      1.16%         2.36%      (0.76)%             1.60%
AXA Premier VIP International Equity             1.05%           --      0.93%         1.98%      (0.43)%             1.55%
AXA Premier VIP Large Cap Core Equity            0.90%           --      0.93%         1.83%      (0.73)%             1.10%
AXA Premier VIP Large Cap Growth                 0.90%           --      0.79%         1.69%      (0.59)%             1.10%
AXA Premier VIP Large Cap Value                  0.90%           --      1.02%         1.92%      (0.82)%             1.10%
AXA Premier VIP Small/Mid Cap Growth             1.10%           --      0.93%         2.03%      (0.68)%             1.35%
AXA Premier VIP Small/Mid Cap Value              1.10%           --      1.15%         2.25%      (0.90)%             1.35%
AXA Premier VIP Technology                       1.20%           --      1.02%         2.22%      (0.62)%             1.60%
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.46%           --      0.07%         0.53%         --               0.53%
EQ/Alliance Growth and Income                    0.57%           --      0.06%         0.63%         --               0.63%
EQ/Alliance Intermediate Government Securities   0.50%           --      0.12%         0.62%         --               0.62%
EQ/Alliance International                        0.85%           --      0.25%         1.10%         --               1.10%
EQ/Alliance Premier Growth                       0.90%           --      0.06%         0.96%      (0.06)%             0.90%
EQ/Alliance Small Cap Growth                     0.75%           --      0.06%         0.81%         --               0.81%
EQ/Balanced                                      0.57%           --      0.08%         0.65%       0.00%              0.65%
EQ/Bernstein Diversified Value                   0.65%           --      0.09%         0.74%      (0.04)%             0.70%
EQ/Capital Guardian US Equity                    0.65%           --      0.11%         0.76%      (0.06)%             0.70%
EQ/Emerging Markets Equity                       1.15%           --      0.68%         1.83%      (0.28)%             1.55%
EQ/Equity 500 Index                              0.25%           --      0.06%         0.31%         --               0.31%
EQ/FI Mid Cap Value                              0.70%           --      0.27%         0.97%      (0.22)%             0.75%
EQ/FI Small/Mid Cap Value                        0.75%           --      0.11%         0.86%      (0.01)%             0.85%
EQ/High Yield                                    0.60%           --      0.07%         0.67%         --               0.67%
EQ/J.P. Morgan Core Bond                         0.45%           --      0.11%         0.56%      (0.01)%             0.55%
EQ/Lazard Small Cap Value                        0.75%           --      0.13%         0.88%      (0.03)%             0.85%
EQ/Marsico Focus                                 0.90%           --      2.44%         3.34%      (2.44)%             0.90%
EQ/Mercury Basic Value Equity                    0.60%           --      0.10%         0.70%       0.00%              0.70%
EQ/MFS Emerging Growth Companies                 0.63%           --      0.09%         0.72%         --               0.72%
EQ/Money Market                                  0.33%           --      0.07%         0.40%         --               0.40%
EQ/Putnam International Equity                   0.85%           --      0.29%         1.14%      (0.14)%             1.00%
EQ/Small Company Index                           0.25%           --      0.35%         0.60%       0.00%              0.60%
-----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                 0.80%         0.35%     0.35%         1.50%       0.15%              1.35%

(1) The management fees shown for the EQ Advisors Trust Portfolios reflect revised management fees, effective May 1, 2001, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.


(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001 "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown have been estimated.


(3) Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc., the manager of the Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) to not more than the amount specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc. reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectuses for each underlying Trust or Fund for more information about the Expense Limitation Agreements.


                                             Charges and expenses you will pay 7

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


8 Charges and expenses you will pay

RISKS YOU SHOULD CONSIDER

--------------------------------------------------------------------------------

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" later in this prospectus); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal and auditing expenses); (3) make a charge of up to $25 for each transfer among investment options that you make: or
(4) change our other current charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies.

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.


                                                    Risks you should consider  9

1. Policy features and benefits

--------------------------------------------------------------------------------

Survivorship Incentive Life(SM) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive in this "base policy" are described below.

You can also add riders to your base policy that can increase the benefits you receive and affect the amounts you pay in certain circumstances. Those riders, including the estate protector rider, are discussed in "Other benefits you can add by rider" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured persons. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase a Survivorship Incentive Life(SM) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Survivorship Incentive Life(SM) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Survivorship Incentive Life(SM) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the younger insured's 100th birthday.
--------------------------------------------------------------------------------
LIMITS ON PREMIUM PAYMENTS. If your premium payments exceed certain amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay without causing your policy to be a modified endowment contract.

If at any time your policy's account value is high enough that the alternative death benefit discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured persons provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect and you do not have an outstanding loan (see "You can elect a `paid up' death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.
--------------------------------------------------------------------------------
Your policy will terminate if you don't (i) pay enough premiums either to pay the charges we deduct or (ii) maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
--------------------------------------------------------------------------------
You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


10  Policy features and benefits

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination and no insured person may have died since that date. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee "options" are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                      or

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the younger insured's 100th birthday (the policy calls this the "extended no lapse guarantee").

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and you must not have any outstanding policy loans. Maintaining the extended no lapse guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.

--------------------------------------------------------------------------------
In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------
GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the two above-listed guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the two guarantees discussed above is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the ages and other insurance risk characteristics of the insured persons, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is eliminated, or if there is a change in an insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premium. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the younger insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at anytime following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted amount" due to exercise of a living benefits rider exceeds your policy's account value or if (ii) you request us to terminate the election.

In order to elect the paid up death benefit guarantee:

o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The "paid up" death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected.

The paid up death benefit guarantee may not be available in all states.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the number of years since the policy was issued. The factors are set forth in your policy. As a general matter, the factors


                                                Policy features and benefits  11
change as the insured persons age so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). See "Charges and expenses you will pay" earlier in this prospectus.

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" later in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," later in this prospectus. You should consult your tax advisor before making this election.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date"). In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to variable investment options into our EQ/Alliance Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date. You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance
Money Market variable investment option.

You should note that some of the Trusts' portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager. The advisers who make the investment decisions for each Portfolio of the EQ Advisors Trust and AXA Premier VIP Trust are as follows:

o AIM Capital Management, Inc. (advises a portion of AXA Premier VIP Health
  Care)

o Alliance Capital Management L.P. (for each EQ/Alliance option, the EQ/Balanced, EQ/Equity 500 Index, EQ/Money Market, EQ/High Yield and EQ/Bernstein Diversified Value options; also advises a portion of AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Technology and AXA Premier VIP International Equity)

o AXA Rosenberg Investment Management LLC (advises a portion of the AXA Premier VIP Small/Mid Cap Value option)

o Bank of Ireland Asset Management (U.S.) Limited (advises a portion of AXA Premier VIP International Equity)

o BlackRock Advisors, Inc. (advises a portion of the AXA Premier VIP Core Bond option)

o Capital Guardian Trust Company (for the EQ/Capital Guardian U.S. Equity option; also advises a portion of EQ/Balanced)

o Deutsche Asset Management, Inc. (for the EQ/Small Company Index option)

o Dresdner RCM Global Investors, LLC (advises a portion of AXA Premier VIP Health Care, AXA Premier VIP Large Cap Growth and AXA Premier VIP Technology)

o Fidelity Management & Research Company (for the EQ/FI Mid Cap and the EQ/FI Small/Mid Cap Value options)


12  Policy features and benefits

o Institutional Capital Corporation (advises a portion of AXA Premier VIP Large Cap Value)

o Firsthand Capital Management, Inc. (advises a portion of AXA Premier VIP Technology)

o J.P. Morgan Investment Management, Inc. (for the EQ/J.P. Morgan Core Bond option)

o Janus Capital Management LLC (advises a portion of AXA Premier VIP Large Cap Core Equity)

o Jennison Associates, LLC (advises a portion of the EQ/Balanced option)

o Lazard Asset Management (for the Lazard Small Cap Value option)

o Marsico Capital Management, LLC (advises the EQ/Marsico Focus option)

o MFS Investment Management (for the EQ/MFS Emerging Growth Companies option; also advises a portion of AXA Premier VIP Large Cap Value)

o Mercury Advisors (for the EQ/Mercury Basic Value Equity option; also advises a portion of EQ/Balanced)

o Morgan Stanley Investment Management (for the EQ/Emerging Markets Equity option)

o OppenheimerFunds, Inc. (advises a portion of AXA Premier VIP International Equity)

o Pacific Investment Management Company, LLC (PIMCO) (advises a portion of AXA Premier VIP Core Bond)

o Provident Investment Counsel, Inc. (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o Prudential Investments LLC (advises a portion of EQ/Balanced)

o Putnam Investment Management, LLC (for the EQ/Putnam International Equity option)

o RS Investment Management, LP (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o TCW Investment Management Company (advises a portion of AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Large Cap Growth)

o Thornburg Investment Management, Inc. (advises a portion of AXA Premier VIP Large Cap Core Equity)

o Wellington Management, LLP (advises a portion of AXA Premier VIP Health Care and AXA Premier VIP Small/Mid Cap Value Option)

Each of the Portfolios included above is a part of EQ Advisors Trust or AXA Premier VIP Trust. Equitable Life serves as investment manager of the Trusts. As such, Equitable Life oversees the activities of the above-listed advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

Morgan Stanley Investment Management, Inc. provides advisory services for the U.S. Real Estate Portfolio, which is made available through the Universal Institutional Funds, Inc. Our arrangement with Morgan Stanley, the sponsor of the Universal Institutional Funds, Inc., may provide that they or one of their affiliates will pay us based on a percentage (up to 0.35% on an annual basis) of the net assets of the U.S. Real Estate Portfolio attributable to the Policies. The fees are not charged to you, the Separate Account or the Portfolio.

You will find other important information about each Portfolio in the separate prospectuses for each Trust and the Fund which accompany this prospectus. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------
ABOUT YOUR LIFE INSURANCE BENEFIT


YOUR POLICY'S FACE AMOUNT. In your application to buy a Survivorship Incentive Life(SM) '02 policy, you tell us how much insurance coverage you want on the lives of the insured persons. We call this the "face amount" of the base policy. $200,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If both insured persons die, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------
YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the surviving insured person dies is

o Option A -- The policy's face amount on the date of the surviving insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

o Option B -- The face amount plus the policy's "account value" on the date of the surviving insured person's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.


                                                Policy features and benefits  13

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the surviving insured person's date of death by a percentage specified in your policy. The percentage depends on what the younger insured person's age was or would have been on that same date. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Age:*   30           35           40           50           60           70
   %:   829.1%       685.4%       567.3%       391.3%       273.5%       195.6%
        80           90           99 and over
   %    159.7%       127.5%       102%
-------------------------------------------------------------------------------

* The younger insured person's age for the policy year in which the surviving insured person dies.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the surviving insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the surviving insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a living benefit" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the younger insured's 100th birthday; however, changes to option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached)
age 85.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age 85.

If you change from Option B to A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (discussed above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of a decrease in face amount.


YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The requested decrease must be at least $10,000. We can refuse any requested decrease. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.


You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Your guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount. If you reduce the face amount while the estate protector rider is in effect, the face amount of the rider generally will automatically decrease proportionately.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. This could have adverse tax consequences.

IF ONE INSURED PERSON DIES

Your policy requires you to send us proof of the death of the first insured person to die. This is because the necessary documentary proof may be difficult to locate following a long delay.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:


14  Policy features and benefits

o estate protector

o option to split policy upon divorce

We add the following riders automatically at no charge to each eligible policy:


o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o living benefits rider

o option to split policy upon federal tax law change

Equitable Life or your financial professional can provide you with more information about these riders. Some of these riders may only be selected at issue. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

OPTION TO SPLIT UPON DIVORCE OR FEDERAL TAX LAW CHANGE. Please refer to "Effect of policy splits" later in this prospectus for a discussion of the tax consequences of splitting a policy.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time while either insured person is alive. If no beneficiary is living when the surviving insured person dies, we will pay the death benefit proceeds in equal shares to that insured person's surviving children. If there are no surviving children, we will instead pay that insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time while either insured person is alive, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the surviving insured person has died. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the net account value. In some states, we will not adjust the premiums paid to reflect investment performance.

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.


VARIATIONS AMONG SURVIVORSHIP INCENTIVE LIFE(SM) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Survivorship Incentive Life(SM) '02 where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Survivorship Incentive Life(SM) '02. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.


OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can also contact us to find out more about any other Equitable Life insurance policy.


                                                Policy features and benefits  15

2. DETERMINING YOUR POLICY'S VALUE

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE
As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, other than in
(iii) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options.) See "Borrowing from your policy" later in this prospectus. Your "net account value " is the total of (i) and
(ii) above, plus any interest credited on the loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


16  Determining your policy's value

3. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE
--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------
After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.


TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both an insured person under a policy and its sole owner, by calling the number under "By toll free phone" in "How to reach us" earlier in this prospectus, from a touch tone phone; or

o whether or not you are both an insured person and the sole owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request may include multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Web site and enrolling in EQAccess. The service may not always be available. Generally, the above described restrictions relating to telephone transfers also apply to EQAccess transfers.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the EQ/Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.


OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each


                        Transferring your money among our investment options 17 variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


18  Transferring your money among our investment options

4. ACCESSING YOUR MONEY

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------
When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.


Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we are first offering Survivorship Incentive Life(SM) '02 in 2002, the interest rate differential has not yet been eliminated under any in-force policy.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.


MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make


                                                        Accessing your money  19
for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of partial withdrawals, however, do not result in our deducting any portion of any then-remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed earlier in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if one of the insured persons has died and the surviving insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the surviving insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the surviving insured person becomes terminally ill.
--------------------------------------------------------------------------------

20  Accessing your money

5. TAX INFORMATION

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that each policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.


BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

A Survivorship Incentive Life(SM) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.


TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for "paid up" future benefits after the payment of seven equal annual premiums. ("Paid up" means no future premiums will be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option or certain other changes.

If your policy's benefits are reduced, the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change), are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits, may impact the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.


TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your


                                                             Tax information  21
policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59-1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.


TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the surviving insured person, however, if the payee has an insurable interest in the surviving insured person's life only because that insured person is a director, officer or employee of the payee or by reason of that insured person being financially interested in any trade or business carried on by the payee.


EFFECT OF POLICY SPLITS

Certain riders permit the splitting of a policy into two other individual policies on the lives of a husband and wife, upon a divorce or certain changes in the Federal estate tax law. This splitting of a policy could have adverse tax consequences, including, but not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.


EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, one of the insured persons must be a 20% owner of the trade or business entity when coverage on that person commences, and the other insured person must be his or her spouse.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.


REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements.


22  Tax information

Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.


ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the surviving insured person, and that owner dies before the surviving insured person, the value of that owner's interest in the policy would be includable in that owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $11,000 (previously, the amount was $10,000) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (indexed annually for inflation, e.g. $1,100,000 for 2002). Beginning in year 2004, this exemption will be the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Beginning in 2011, at any time during which there is no federal estate tax in effect, we will waive any surrender charges that otherwise would apply upon a surrender of your policy or a reduction of the face amount of insurance.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split dollar arrangement, you should also consult your tax adviser for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split dollar arrangements on your split dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed.


EMPLOYEE BENEFIT PROGRAMS

Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured persons' consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In early 2002 the IRS issued a Notice and opening of a regulations project concerning the taxation of split-dollar life insurance arrangements. Proposed regulations have been issued which provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors.


ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.


OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums or otherwise allocable to the policies.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold


                                                             Tax information  23
income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.


POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. In that case, income and gains attributable to such Portfolio shares would be included in your gross income for federal income tax purposes.


24  Tax information

6. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the names of the insured persons, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change in ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued proposed regulations concerning split-dollar arrangements, including policies subject to collateral assignments. The proposed regulations provide both new proposed and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Employee benefit programs" and "Estate, gift and generation skipping taxes" in the "Tax Information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o loan repayments and interest payments

                 More information about procedures that apply to your policy  25

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o withdrawals

o face amount decreases that result from a withdrawal

o surrenders

o transfers from a variable investment option to the guaranteed interest option


o transfers among variable investment options

o termination of paid up death benefit guarantee

o tax withholding elections

o changes of allocation percentages for premium payments or monthly deductions

o changes of beneficiary

o changes in form of death benefit payment

o loans

o assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o decreases in face amount

o changes in death benefit option

o restoration of terminated policies

o election of paid up death benefit guarantee

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the surviving insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.


POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or
  (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) both insured persons are still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured persons. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage. If you do not submit the full minimum initial premium with your application and the minimum initial premium is paid upon delivery, your monthly charges commence as of the register date. Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect.


26  More information about procedures that apply to your policy

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider an insured person's "age" during any year of the policy to be his or her age on his or her birthday nearest to the beginning of the policy year. For example, an insured person's age for the entire first year of a policy ("age at issue") is that person's age on whichever birthday (i.e., before or after) is closer to the policy's register date.


GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Survivorship Incentive Life(SM) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Survivorship Incentive Life(SM) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Survivorship Incentive Life(SM) '02 policy.


                 More information about procedures that apply to your policy  27

7. MORE INFORMATION ABOUT OTHER MATTERS

--------------------------------------------------------------------------------

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Survivorship Incentive Life(SM) '02 and other policies that Separate Account FP supports.


ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Survivorship Incentive Life(SM) '02 invests solely in Class IA/A shares issued by the corresponding Portfolio of either the EQ Advisors Trust or AXA Premier VIP Trust and Class II shares issued by the U.S. Real Estate Portfolio of the Universal Institutional Funds, Inc.. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

These Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. The Fund sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and/or annuity products and to separate accounts of insurance companies that are unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees of each Trust and the Board of Directors of the Fund intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Portfolios are so large as to materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.


ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Survivorship Incentive Life(SM) '02 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest


28 More information about other matters option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the EQ/Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the surviving insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the Survivorship Incentive Life(SM) contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus under "Telephone and EQAccess transfers."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the sole owner of the policy and an insured person, or through EQAccess if you are the sole owner:

o changes of premium allocation percentages

o changes of address

Currently, you may request a policy loan by calling the toll-free number.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.


DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net


                                        More information about other matters  29
amount at risk") on any date is the difference between (a) the death benefit that would be payable if the surviving insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured persons' increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Survivorship Incentive Life(SM) '02 policies are based on the 1980 Commissioner's Standard Ordinary SD Smoker and ND Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker or Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies) if an insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

Either or both insured persons, if being charged tobacco user rates, may apply for non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of change to non-tobacco user rates. However, cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application for change. The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria with respect to both insured persons or the surviving insured person other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. This change may have adverse tax consequences.

Both guaranteed and current cost of insurance rates are computed on a joint life basis, even after the death of the first insured person. In other words, the cost of insurance rates are not affected by the death of the first insured to die.

REDUCTION IN MORTALITY AND EXPENSE RISK CHARGES. We commenced offering Survivorship Incentive Life '02 only in 2002. Therefore, the planned reductions in mortality and expense risk charges after the 15th policy year have not yet been implemented under any policy.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.


SUICIDE AND CERTAIN MISSTATEMENTS

If a surviving insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).


WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.


30  More information about other matters

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If an insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.


CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Survivorship Incentive Life(SM) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.


REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.

LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.


ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured persons under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.


SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Survivorship Incentive Life(SM) '02 policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).


HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Survivorship Incentive Life(SM)) and variable annuity contracts through AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life. The Investment Company Act of 1940, therefore, classifies AXA Advisors as "principal underwriter" of those policies and contracts. AXA Advisors also serves as principal underwriter of the Trusts. Prior to September 1999, AXA Advisors' predecessor was the manager of EQ Advisors Trust. AXA Advisors' address is 1290 Avenue of the Americas, New York, NY 10104. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). For each of the years 2000 and 2001, AXA Advisors was paid a fee of $325,380. Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including separate account FP, $543,488,990 in 2001 and $666,577,890 in 2000. Of these amounts, AXA Advisors retained $277,057,837 and $385,314,054, respectively.

We sell Survivorship Incentive Life(SM) '02 through financial professionals who are licensed insurance agents and are also registered representatives of AXA Advisors. The financial professional who sells you this policy receives sales commissions from Equitable Life. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the financial


                                        More information about other matters  31
professionals will receive maximum commissions of: 50% of the amount of the premiums you pay in your policy's first year up to a certain amount; plus 4% of all other premiums you pay in your policy's first year; plus 4% of the amount of the premiums you pay in the second through tenth years; plus 3% of all other premiums you pay in subsequent years. We may substitute a form of asset based compensation for premium based compensation after the first policy year.

We also sell the policies through financial professionals who are licensed independent insurance brokers and are also registered representatives either of AXA Advisors or of another SEC registered broker-dealer. The commissions for independent brokers will be no more than those for agents.


INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


32  More information about other matters

DIRECTORS AND PRINCIPAL OFFICERS

--------------------------------------------------------------------------------

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.



DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS                            BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------

FRAN-OISE COLLOC'H
-----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Member of the Management Board (January 2000 to present); Group Executive President,
25 Avenue Matignon                     Human Resources, Communication and Synergies (January 2000 to present); Senior Executive Vice
75008 Paris, France                    President, Human Resources and Communications, AXA (January 1997 to present); prior thereto,
                                       Executive Vice President, Culture-Management-Communication (1993 to January 1997); and
                                       various positions with AXA affiliated companies; Member, Executive Committee, AXA (January
                                       1997 to January 2000); Director, AXA Financial, Inc. (December 1996 to present).

-----------------------------------------------------------------------------------------------------------------------------------
HENRI DE CASTRIES
-----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
25 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the
75008 Paris, France                    Management Board and Chief Executive Officer of AXA (since May 2000), Vice Chairman of AXA's
                                       Management Board (January 2000 to May 2000). Prior thereto, Senior Executive Vice President,
                                       Financial Services and Life Insurance Activities in the United States, Germany, the United
                                       Kingdom and Benelux (1997 to 1999); Executive Vice President, Financial Services and Life
                                       Insurance Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management Corporation, the general partner of Alliance Holding and Alliance. A former Director of Donaldson, Lufkin & Jenrette
                                       ("DLJ") from July 1993 to November 2000.
-----------------------------------------------------------------------------------------------------------------------------------
CLAUS-MICHAEL DILL
-----------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA
Geronsdriesch 9-11                     Konzern AG (since June 1999). Member of the AXA Group Management Board since April 1999.
50670 Cologne, Germany                 Prior thereto, member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to
                                       April 1999). Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung
                                       AG and AXA Service AG Lebensversicherungs-Management AG (since June 1999). Director of AXA
                                       Financial (since May 2000).
-----------------------------------------------------------------------------------------------------------------------------------
JOSEPH L. DIONNE
-----------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies
New Canaan, CT 06840                   (since January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief
                                       Executive Officer (April 1983 to April 1998). Director of Harris Corporation and Ryder
                                       System, Inc. Director of AXA Financial, Inc. (since May, 1992). He retired as a Director of
                                       McGraw-Hill Companies in April 2000.
-----------------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
-----------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
25, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since January, 2000).
75008 Paris, France                    Director, Alliance (since February 1996) and various AXA affiliated companies. Former
                                       Director of DLJ February 1997 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
JEAN-REN- FOURTOU
-----------------------------------------------------------------------------------------------------------------------------------
Aventis                                Director of Equitable Life (since July 1992). Vice Chairman of the Management Board of
46 quai de la Rapee                    Aventis (since December 1999). Prior thereto, Chairman and Chief Executive Officer of
75601 Paris Cedex 12                   Rhone-Poulenc, S.A. (1986 to December 1999). Member of the Supervisory Board of AXA.
France                                 Director of Schneider Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense
                                       and Space Company. Former Member of the Consulting Council of Banque de France. Director,
                                       AXA Financial (since July, 1992).
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Directors and principal
officers 33

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
-----------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana         Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                   Louisiana; Director and Chairman of the Board, Liberty Bank and Trust, New Orleans, LA,
New Orleans, LA 70125                  Piccadilly Cafeterias, Inc., Entergy Corporation. Former Director of First National Bank of
                                       Commerce and Piccadilly Cafeterias, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
-----------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street                   (since 1999). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial
New York, NY 10019-4513                (since May 1992). Director of Associated Electric and Gas Insurance Services and AXIS
                                       Specialty Insurance Company since 2001.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
-----------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                    Director of Equitable Life (since August 1987). Retired as Director in 2000. Director of
Melbourne, FL 32919                    AXA Financial (since May 1992); Director of the McGraw Hill Companies.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
-----------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC                        Director of Equitable Life (since July 1992); Director of AXA Financial (since July
299 Park Avenue                        1992); Senior Advisor of UBS Warburg LLC (formerly Warburg Dillon Read LLC) (since 1999);
New York, NY 10171                     Director (until 2000); Prior New York, NY 10171 thereto, Managing Director and member of its
                                       Board of Directors (1975-1999); Chairman, Supervisory Board, Dillon Read (France) Gestion
                                       (until 1998); Director, Pall Corporation (since November 1998).
-----------------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
-----------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core
New York, NY 10028                     Business Development of Bestfoods (from June 1999 until December 2000). Prior thereto,
                                       President, Bestfoods Grocery (formerly CPC International, Inc.) and Vice President,
                                       Bestfoods (1997 to 1999). President, Bestfoods Specialty Markets Group (1993 to 1997);
                                       Director, Hunt Corporation, PACTIV Corporation and the "Shell" Transport and Trading Company,
                                       plc. Director, AXA Financial (since December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
-----------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since
77 King Street West                    1979); and officer or director of several affiliated companies. Director, AXA Insurance
Suite 4545                             (Canada), Anglo-Canada General Insurance Company, Alliance Capital Management Corporation
Toronto, Ontario M5K 1K2               and AXA Pacific Insurance Company, Alternate Director, AXA Asia Pacific Holdings
Canada                                 Limited (December 1999 to September 2000)and a former Director of DLJ (October 1999 to
                                       November 2000). Chairman (non-executive) and Director, FCA International Ltd. (January 1994
                                       to May 1998). Director of AXA Financial, Inc.(since July 1992).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
-----------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore. Director,
825 Eighth Avenue                      Eramet.
New York, NY 10019
-----------------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First
c/o Schneider Electric                 Boston (since March 1999). Chairman and Chief Executive Officer (1981 to February 1999)
64, rue de Miromesnel                  (now Honorary Chairman) Schneider Electric. Former Member of the Supervisory Board of AXA
75008 Paris, France                    (January 1997 to May 2001). Director of CGIP, AON Corporation and Fleury Michon/France,
                                       Member of the Supervisory Board of Aventis (formerly Rhone-Poulenc, S.A.), Andr- & Cie, SA,
                                       LAGARDERE and Swiss Helvetic Fund; member of the Advisory Board of Booz-Allen & Hamilton.
                                       Director of AXA Financial, Inc. (since February 1996).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
-----------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive
Newton, NJ 07860                       Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since May 1992) and Coulter
                                       Pharmaceutical (May 1987 to 2001).
-----------------------------------------------------------------------------------------------------------------------------------

34 Directors and principal officers

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
-----------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of
St. John's University                  Business St. John's University (since August 1998); Chief Financial Officer, Chase
8000 Utopia Parkway                    Manhattan Corp. (1985 to 1997). Director, Alliance Capital Management Corporation (since
Jamaica, NY 11439                      May 2000); The CIT Group, Inc.(May 1984 to June 2001), H.W. Wilson Company and
                                       Junior Achievement of New York, Inc. and a Director and Officer of Rock Valley Tool, LLC.
                                       Director of AXA Financial, Inc. (since March 1999).
-----------------------------------------------------------------------------------------------------------------------------------



OFFICERS - DIRECTORS

-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE W. CALVERT
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of
Corporation                            the Board (since May 2001) and Chief Executive Officer (since January 1999),
1345 Avenue of the Americas            Alliance Capital Management Corporation; Vice Chairman (May 1993 to April 2001) and Chief
New York, NY 10105                     Investment Officer (May 1993 to January 1999), Alliance Capital Management Corporation;
                                       Director, AXA Financial, Inc. (May 2001 to present); Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk Heart Foundation; Member of the Investment
                                       Committee of the New York Community Trust.
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. CONDRON
-----------------------------------------------------------------------------------------------------------------------------------
                                       Director, Chairman of the Board and Chief Executive Officer, Equitable Life (since May
                                       2001); Director, President and Chief Executive Officer, AXA Financial, Inc. (May 2001
                                       to present); Chairman of the Board and Chief Executive Officer, AXA Client Solutions, LLC
                                       (May 2001 to present); Member of AXA's Management Board, (May 2001 to present); Director,
                                       Alliance Capital Management Corporation (May 2001 to present); Director, Chairman of the
                                       Board, President and Chief Executive Officer, The Equitable of Colorado, Inc. (since June
                                       2001); Director, The American Ireland Fund (1999 to present); Board of Trustees of The
                                       University of Scranton (1995 to present); Member of the Investment Company Institute's Board of Governors (since October 2001; prior thereto, October 1997 to October 2000) and Executive
                                       Committee (1998-2001); Former Trustee of The University of Pittsburgh and St. Sebastian's
                                       Country Day School; Former Director of the Massachusetts Bankers Association; President
                                       and Chief Operating Officer, Mellon Financial Corporation (1999-2001); Chairman and
                                       Chief Executive Officer, Dreyfus Corporation (1995-2001).
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
-----------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief Financial
                                       Officer (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999)
                                       and Chief Financial Officer since May 1997) and prior thereto, Senior Executive Vice
                                       President (February 1998 to November 1999), AXA Financial. Executive Vice President and
                                       Member of the Executive Committee of AXA.Director, Vice Chairman and Chief Financial Officer
                                       (since December 1999) The Equitable of Colorado; AXA Client Solutions, LLC and AXA
                                       Distribution Holding Corp. (since September 1999). Director, Alliance (since July 1997).
                                       Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto, Chairman,
                                       Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------------------


                                             Directors and principal officers 35

OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS            BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
-----------------------------------------------------------------------------------------------------------------------------------
                 Executive Vice President (since February 1998) and AXA Group Deputy Chief Information Officer
                 (February 2001 to present); prior thereto, Chief Information Officer (November 1994 to February
                 2001), Equitable Life and AXA Client Solutions, LLC (since September 1999). Previously held other officerships with Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
JENNIFER BLEVINS
-----------------------------------------------------------------------------------------------------------------------------------
                 Executive Vice President (January 2002 to present), Equitable Life; Executive Vice President (January
                 2002 to present), AXA Client Solutions, LLC; prior thereto, Senior Vice President and Managing
                 Director Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice President and
                 Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999); Senior Vice
                 President of European Human Resources (and previous Human Resources positions), Chubb Insurance
                 Company of Europe (1992 to 1998).
-----------------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
-----------------------------------------------------------------------------------------------------------------------------------
                 Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Senior Vice President, AXA
                 Client Solutions, LLC. Director and Chairman, Frontier Trust Company ("Frontier"), FSB . Director, EQF
                 (now AXA Advisors) (until September 1999). Executive Vice President and Director (since September
                 1999), AXA Advisors. Director and Senior Vice President, AXA Network, LLC (formerly EquiSource).
                 Director and Officer of various Equitable Life affiliates. Previously held other officerships with
                 Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
-----------------------------------------------------------------------------------------------------------------------------------
                 Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice President and
                 Treasurer, AXA Client Solutions, LLC (since September 1999); The Equitable of Colorado (since
                 December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999). Chairman
                 (since August 2000) and Chief Executive Officer (since September 1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance Company ("Casualty"). Vice President and Treasurer, EQ
                 Advisors Trust (since March 1997). Senior Vice President and Treasurer, AXA Distribution Holding
                 Corporation (since November 1999) and AXA Advisors, LLC (since December 2001). Director,
                 Chairman, President and Chief Executive Officer, Equitable JV Holdings (since August 1997). Director
                 (since July 1997), and Senior Vice President and Chief Financial Officer (since April 1998), ACMC.
                 Treasurer, Paramount Planners, LLC (since November 2000). Previously held other officerships with
                 Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
SELIG EHRLICH
-----------------------------------------------------------------------------------------------------------------------------------
                 Executive Vice President (since December 2001) and Chief Actuary (since May 2001), Equitable Life;
                 prior thereto, Senior Vice President (July 1999 to December 2001) and Deputy General manager
                 (September 2000 to December 2001). Executive Vice President (since December 2001) and Chief
                 Actuary (since May 2001), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
MARYBETH FARRELL
-----------------------------------------------------------------------------------------------------------------------------------
                 Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior Vice
                 President and Deputy Controller (November 1999 to December 2001); Senior Vice President and
                 Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice
                 President (December 2001 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
-----------------------------------------------------------------------------------------------------------------------------------
                 Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to
                 December 1998). Senior Vice President, AXA Client Solutions, LLC (September 1999 to December
                 2001), Director, Chairman and Chief Executive Officer, AXA Network, LLC (since July 1999).
-----------------------------------------------------------------------------------------------------------------------------------

36 Directors and principal officers

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS       BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STUART L. FAUST
-----------------------------------------------------------------------------------------------------------------------------------
                            Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General Counsel
                            (September 1997 to October 1999), Vice President and Associate General Counsel (November 1993
                            to August 1997); Senior Vice President and Deputy General Counsel (September 2001 to present),
                            AXA Financial; Senior Vice President (September 1999 to present) and Deputy General Counsel
                            (November 1999 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
-----------------------------------------------------------------------------------------------------------------------------------
                            Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Client Solutions, LLC.
                            Senior Vice President and Controller, The Equitable of Colorado, Inc. (since December 1999).
                            Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
-----------------------------------------------------------------------------------------------------------------------------------
                            Senior Vice President and Auditor, Equitable Life. AXA Financial and AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
-----------------------------------------------------------------------------------------------------------------------------------
                            Senior Vice President (since September 1999), Chief Compliance Officer and Associate General
                            Counsel, Equitable Life. Previously held other officerships with Equitable Life. Senior Vice
                            President, AXA Client Solutions, LLC (since September 1999).
-----------------------------------------------------------------------------------------------------------------------------------
JOHN M. LEFFERTS
-----------------------------------------------------------------------------------------------------------------------------------
                            Executive Vice President and President of Retail Distribution (September 2001 to present),
                            Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager (1989-1998).
                            Executive Vice President and President of Retail Distribution, AXA Client Solutions, LLC
                            (since September 2001). Director and Executive Vice President, The Equitable of Colorado, Inc.
                            (since September 2001). Director, President, Vice President, Secretary and Treasurer, AXA Network
                            Insurance Agency of Texas, Inc. Director, Children's Cancer Fund.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM I. LEVINE
-----------------------------------------------------------------------------------------------------------------------------------
                            Executive Vice President and Chief Information Officer (February 2001 to present), Equitable Life.
                            Executive Vice President and Chief Information Officer, AXA Client Solutions, LLC (since February
                            2001). Senior Vice President, Paine Webber (1997 to 2001).
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM (ALEX) MACGILLIVRAY
-----------------------------------------------------------------------------------------------------------------------------------
                            Executive Vice President (December 2001 to present), Equitable Life, prior thereto, Senior Vice
                            President (May 2000 to December 2001); Executive Vice President (December 2001 to present), AXA
                            Client Solutions, LLC); Director, Chairman of the Board and Chief Executive Officer (December 2001
                            to present), AXA Network, LLC and its subsidiaries; Director (April 2000 to present), President (April
                            2000 to present) and Chief Executive Officer (September 2001 to present), AXA Distributors, LLC;
                            prior thereto, held various previous positions from 1996 to 2000.
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES A. MARINO
-----------------------------------------------------------------------------------------------------------------------------------
                            Senior Vice President (September 2000 to present) and Actuary (May 1994 to present), Equitable
                            Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice President (May 1993 to
                            May 1998); Senior Vice President (September 2000 to present) and Actuary (September 1999 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD J. MATTEIS
                            Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA Client
                            Solutions, LLC (since September 1999); Executive Vice President, Chase Manhattan Corporation
                            (January 1983 to June 1997); Director, EQF (now AXA Advisors) (October 1998 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Directors and principal
officers 37

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS    BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
DEANNA M. MULLIGAN
-----------------------------------------------------------------------------------------------------------------------------------
                           Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior Vice
                           President (September 2000 to September 2001). Executive Vice President, AXA Client Solutions, LLC
                           (since September 2001); prior thereto, Senior Vice President (September 2000 to September 2001).
                           Principal (and various positions), McKinsey and Company, Inc. (1992 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
-----------------------------------------------------------------------------------------------------------------------------------
                           Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice President
                           (since May 1995) and Chief Investment Officer (since July 1995), AXA Financial, Executive Vice President and Chief Investment Officer, AXA Client Solutions (since September 1999). President and Trustee
                           (since November 1996), EQ Advisors Trust and Trustee of AXA Premier Funds (since November 2001).
                           Executive Vice President and Chief Investment Officer, The Equitable of Colorado (since December
                           1999), Director, Alliance, and Equitable Real Estate (until June 1997). Executive Vice President,
                           AXA Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
-----------------------------------------------------------------------------------------------------------------------------------
                           Senior Vice President, Equitable Life and AXA Client Solutions (since September 1999). Director,
                           Chairman and Chief Operating Officer, Casualty (from September 1997 until August 2000). Director,
                           Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable
                           Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
-----------------------------------------------------------------------------------------------------------------------------------
                           Senior Vice President (since February 1999); Secretary and Associate General Counsel, Equitable Life
                           and AXA Financial (since September 1995). Senior Vice President, Secretary and Associate General
                           Counsel, AXA Financial and AXA Client Solutions (since September 1999). Senior Vice President,
                           Secretary and Associate General Counsel, Equitable of Colorado (since December 1999). Secretary,
                           AXA Distribution Holding Corporation (since September 1999). Previously held other officerships with
                           Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
-----------------------------------------------------------------------------------------------------------------------------------
                           Executive Vice President (since September 2001) and General Counsel (since November 1999),
                           Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001), Deputy
                           General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                           (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice President and Deputy General
                           Counsel (October 1996 to September 2001). Executive Vice President (since September 2001) and
                           General Counsel (since September 1999), AXA Client Solutions, LLC. Executive Vice President (since
                           September 2001) and General Counsel (since December 1999), Equitable of Colorado. Director, AXA
                           Advisors. Senior Vice President and General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

38 Directors and principal officers

8. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE

--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 2001 and for each of the three years in the period ended December 31, 2001 and the financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.


              Financial Statements of Separate Account FP and Equitable Life  39

APPENDIX I: INFORMATION ON MARKET PERFORMANCE

--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities, the Consumer Price Index and averages for peer universes of mutual funds;

o data developed by us derived from such indices or averages; or

o other appropriate types of securities (e.g., common stocks, long-term government bonds, long-term corporate bonds, intermediate term government bonds, and U.S. treasury bills.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------

Barron's
Morningstar's Variable Annuities/Life
Business Week
Forbes
Fortune
Institutional Investor
Money
Kiplinger's Personal Finance
Financial Planning
Investment Adviser
Investment Management Weekly
Money Management Letter
Investment Dealers Digest
National Underwriter
Pension & Investments
USA Today
Investor's Business Daily
The New York Times
The Wall Street Journal
The Los Angeles Times
The Chicago Tribune
--------------------------------------------------------------------
Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.


LONG-TERM MARKET TRENDS

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.


                                   Appendix I: Information on market performance

                      (This page intentionally left blank)

Appendix II: An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.




                                            Page
   account value                              16
   Administrative Office                       5
   age                                        27
   Allocation Date                            12
   alternative death benefit                  14
   amount at risk                             29
   anniversary                                26
   assign; assignment                         25
   automatic transfer service                 17
   AXA Advisors, LLC                          31
   AXA Financial, Inc.                         4
   AXA Premier VIP Trust                      13
   basis                                      21
   beneficiary                                13
   business day                               25
   Cash Surrender Value                       19
   Code                                       21
   collateral                                 19
   cost of insurance charge                   29
   cost of insurance rates                    29
   day                                        30
   default                                    10
   disruptive transfer activity               29
   dollar cost averaging service              17
   EQAccess                                    5
   EQ Advisors Trust                          13
   EQ Financial Consultants                   31
   Equitable Life                              4
   Equitable Access Account                   15
   extended no-lapse guarantee                11
   face amount                                13
   grace period                               10
   guarantee premium                          11
   guaranteed interest option                 13
   Guaranteed Interest Account                13
   insured person                             13
   Investment Funds                           12
   investment option                          12
   issue date                                 26
   lapse                                      10
   loan, loan interest                        19



                                            Page
   market timing                              29
   modified endowment contract                10
   month, year                                26
   monthly deduction                           6
   net cash surrender value                   20
   no-lapse guarantee                         11
   Option A, B                                13
   our                                         2
   owner                                       2
   paid up                                    10
   paid up death benefit guarantee            11
   partial withdrawal                         21
   payment option                             15
   planned periodic premium                   10
   policy                                  cover
   Portfolio                               cover
   premium charge                              6
   premium payments                           10
   prospectus                              cover
   rebalancing                                17
   receive                                    25
   restore, restoration                       11
   rider                                      14
   SEC                                     cover
   Separate Account FP                        28
   state                                       2
   subaccount                                 28
   Survivorship Incentive Life(SM) '02       cover
   surviving insured person                   13
   surrender                                  20
   surrender charge                            6
   target premium                              6
   telephone transfer                         17
   transfers                                  17
   Trusts                                     13
   units                                      16
   unit values                                16
   us                                          2
   variable investment option                 12
   we                                          2
   withdrawal                                 19
   you, your                                   2

                               Appendix II: An index of key words and phrases

                      (This page intentionally left blank)

Survivorship Incentive Life(SM) '02
A flexible premium "second to die" variable life insurance policy

PROSPECTUS DATED OCTOBER 1, 2002

Please read this prospectus and keep it for future reference. It contains important information that you should know before purchasing, or taking any other action under a policy. Also, a separate prospectus for each Trust and the Fund accompanies this prospectus. These prospectuses contain important information about the Portfolios.
--------------------------------------------------------------------------------

This prospectus describes many aspects of a Survivorship Incentive Life(SM) '02 policy, but is not itself a policy. The policy is the actual contract that determines your benefits and obligations under Survivorship Incentive Life(SM) '02. To make this prospectus easier to read, we sometimes use different words than the policy. Equitable Life or your financial professional can provide any further explanation about your policy.


WHAT IS SURVIVORSHIP INCENTIVE LIFE(SM)?

Survivorship Incentive Life(SM) '02 is issued by Equitable Life. It provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Premier VIP Core Bond                o EQ/Bernstein Diversified Value
o AXA Premier VIP Health Care              o EQ/Calvert Socially Responsible
o AXA Premier VIP International Equity     o EQ/Capital Guardian International
o AXA Premier VIP Large Cap Core Equity    o EQ/Capital Guardian Research
o AXA Premier VIP Large Cap Growth         o EQ/Capital Guardian U.S. Equity
o AXA Premier VIP Large Cap Value          o EQ/Emerging Markets Equity
o AXA Premier VIP Small/Mid Cap Growth     o EQ/Equity 500 Index
o AXA Premier VIP Small/Mid Cap Value      o EQ/FI Mid Cap
o AXA Premier VIP Technology               o EQ/FI Small/Mid Cap Value
o EQ/Aggressive Stock                      o EQ/High Yield(1)
o EQ/Alliance Common Stock                 o EQ/International Equity Index
o EQ/Alliance Growth and Income            o EQ/J.P. Morgan Core Bond
o EQ/Alliance Intermediate Government      o EQ/Janus Large Cap Growth
  Securities
o EQ/Alliance International                o EQ/Lazard Small Cap Value
o EQ/Alliance Premier Growth               o EQ/Marsico Focus+
o EQ/Alliance Quality Bond                 o EQ/Mercury Basic Value Equity
o EQ/Alliance Small Cap Growth             o EQ/MFS Emerging Growth Companies
o EQ/Alliance Technology                   o EQ/MFS Investors Trust
o EQ/Balanced                              o EQ/Money Market(3)
                                           o EQ/Putnam Growth & Income Value
                                           o EQ/Putnam International Equity
                                           o EQ/Putnam Voyager(2)
                                           o EQ/Small Company Index
                                           o U.S. Real Estate
--------------------------------------------------------------------------------

 +    Subject to state availability.
(1)   Formerly named "EQ/Alliance High Yield."
(2)   Formerly named "EQ/Putnam Investors Growth."
(3) Reflects name change of EQ/Alliance Money Market option, effective November 8, 2002.

Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of EQ Advisors Trust or AXA Premier VIP Trust (the "Trusts") or The Universal Institutional Funds, Inc. ("the Fund"), which are mutual funds. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred, and the life insurance benefits we pay if the policy's surviving insured person dies will generally be income tax free.

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for a number of years, regardless of investment performance, (3) borrow or withdraw amounts you have accumulated, (4) reduce the amount of insurance coverage, (5) choose between two life insurance benefit options, (6) elect to receive an insurance benefit if the surviving insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

Your financial professional can provide you with information about all forms of life insurance available from us and help you decide which may best meet your needs. Replacing existing insurance with Survivorship Incentive Life(SM) '02 or another policy may not be to your advantage.


THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          X00432
                                                                             ADL

Contents of this prospectus
--------------------------------------------------------------------------------
SURVIVORSHIP INCENTIVE LIFE(SM) '02
--------------------------------------------------------------------------------
What is Survivorship Incentive Life(SM) '02?                               cover
Who is Equitable Life?                                                       4
How to reach us                                                              5
Charges and expenses you will pay                                            6
Risks you should consider                                                    9
--------------------------------------------------------------------------------
1. POLICY FEATURES AND BENEFITS                                             10
--------------------------------------------------------------------------------
How you can pay for and contribute to your policy                           10
The minimum amount of premiums you must pay                                 10
You can guarantee that your policy will not terminate
 before a certain date                                                      11
You can elect a "paid up" death benefit guarantee                           11
Investment options within your policy                                       12
About your life insurance benefit                                           13
You can decrease your insurance coverage                                    14
Other benefits you can add by rider                                         15
Your options for receiving policy proceeds                                  15
Your right to cancel within a certain number of days                        15
Variations among Survivorship Incentive Life(SM) '02 policies               15
Other Equitable Life policies                                               15
--------------------------------------------------------------------------------
2. DETERMINING YOUR POLICY'S VALUE                                          16
--------------------------------------------------------------------------------
Your account value                                                          16
--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS                     17
--------------------------------------------------------------------------------
Transfers you can make                                                      17
Telephone and EQAccess transfers                                            17
Our dollar cost averaging service                                           17
Our asset rebalancing service                                               17

----------------------

"We," "our" and "us" refers to Equitable Life. "Financial professional" means the registered representative who is offering you this policy.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the prospectus is discussing at that point. This usually is the policy's owner.

Unless the application for a policy provides otherwise, the insured persons jointly own the policy. If one dies, the surviving insured person becomes the sole owner. While a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.

When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.

This prospectus does not offer Survivorship Incentive Life(SM) '02 anywhere such offers are not lawful. Equitable Life does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by Equitable Life.


2  Contents of this prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     19
--------------------------------------------------------------------------------
Borrowing from your policy                                                  19
Making withdrawals from your policy                                         19
Surrendering your policy for its net cash surrender value                   20
Your option to receive a living benefit                                     20
--------------------------------------------------------------------------------
5. TAX INFORMATION                                                          21
--------------------------------------------------------------------------------
Basic tax treatment for you and your beneficiary                            21
Tax treatment of distributions to you                                       21
Tax treatment of living benefits proceeds                                   22
Effect of policy splits                                                     22
Effect of policy on interest deductions taken by business entities          22
Requirement that we diversify investments                                   22
Estate, gift, and generation-skipping taxes                                 23
Employee benefit programs                                                   23
ERISA                                                                       23
Our taxes                                                                   23
When we withhold taxes from distributions                                   23
Possibility of future tax changes and other tax information                 24
--------------------------------------------------------------------------------
6. MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY              25
--------------------------------------------------------------------------------
Ways to make premium and loan payments                                      25
Requirements for surrender requests                                         25
Ways we pay policy proceeds                                                 25
Assigning your policy                                                       25
Dates and prices at which policy events occur                               25
Policy issuance                                                             26
Gender-neutral policies                                                     27
--------------------------------------------------------------------------------
7. MORE INFORMATION ABOUT OTHER MATTERS                                     28
--------------------------------------------------------------------------------
Your voting privileges                                                      28
About our Separate Account FP                                               28
About our general account                                                   28
Transfers of your account value                                             29
Disruptive transfer activity                                                29
Telephone and EQAccess requests                                             29
Deducting policy charges                                                    29
Suicide and certain misstatements                                           30
When we pay policy proceeds                                                 30
Changes we can make                                                         31
Reports we will send you                                                    31
Legal proceedings                                                           31
Illustrations of policy benefits                                            31
SEC registration statement                                                  31
How we market the policies                                                  31
Insurance regulation that applies to Equitable Life                         32
Directors and principal officers                                            33
--------------------------------------------------------------------------------
8. FINANCIAL STATEMENTS OF SEPARATE ACCOUNT FP AND EQUITABLE LIFE           39
--------------------------------------------------------------------------------
Separate Account FP financial statements                                   A-1
Equitable Life financial statements                                        F-1
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I -- Information on market performance
II -- An index of key words and phrases
--------------------------------------------------------------------------------
EQ ADVISORS TRUST PROSPECTUS, THE AXA PREMIER VIP TRUST PROSPECTUS AND U.S.
   REAL ESTATE PORTFOLIO PROSPECTUS (follow the Appendices of this prospectus, or accompany this prospectus but are not a part of this prospectus)
--------------------------------------------------------------------------------


                                                  Contents of this prospectus  3

Who is Equitable Life?
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately
$     billion in assets as of June 30, 2002. For more than 100 years Equitable
Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


4  Who is Equitable Life?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone and EQAccess requests" for effective dates for processing telephone, Internet and facsimile requests, later in this prospectus.

--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
At the Post Office Box for our Administrative Office:
Equitable Life -- AXA Distributors Service Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:
--------------------------------------------------------------------------------
At the Street Address for our Administrative Office:
Equitable Life -- AXA Distributors Service Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Automated system available 22 hours every day, from 6 AM to 4 AM, Eastern Time; customer service representative available weekdays 8 AM to 9 PM, Eastern Time:
1-888-855-5100.

--------------------------------------------------------------------------------
 BY E-MAIL:
--------------------------------------------------------------------------------
life-service@equitable.com

--------------------------------------------------------------------------------
 BY FACSIMILE (FAX):
--------------------------------------------------------------------------------
1-704-540-2199

--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
Our Web site (www.equitable.com) can also provide you information; some of the forms listed below are available for you to print out through our Web site by clicking on "Customer Service, Life Insurance" and selecting "Forms" from the right side of the screen. You can also access your policy information through our Web site by enrolling in EQAccess.

                       ----------------------------------

We require that the following types of communications be on specific forms we provide for that purpose:

(1)  request for dollar cost averaging (our automatic transfer service);

(2) authorization for telephone transfers by a person who is not both an insured and an owner;

(3)  request for asset rebalancing; and

(4)  designation of new policy owner(s).

We also have specific forms that we recommend you use for the following:

(a)  policy surrenders;

(b)  address changes;

(c)  beneficiary changes;

(d)  transfers between investment options; and

(e)  changes in allocation percentages for premiums and deductions.

You can change your allocation percentages and/or transfer among investment options (1) by toll-free phone, (2) over the Internet, through EQAccess or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "Telephone and EQAccess transfers" and "Telephone and EQAccess requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured persons' names (if different from yours), your policy number, and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests and notices to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.


                                                       Who is Equitable Life?  5

Charges and expenses you will pay
--------------------------------------------------------------------------------
TABLE OF POLICY CHARGES

This table shows the charges that we deduct under the terms of your policy. For more information about some of these charges, see "Deducting policy charges" later in this prospectus The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions.



-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Premium charge                  (a) 8% of each premium payment you make until your total premium
amounts you contribute to                                   payments equal a certain amount(1) and (b) 5% of all additional
your policy:                                                premiums (which we may increase up to 8%)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Administrative charge(3)        (i) Initially, $20 in each of your policy's first 12 months and (ii)
your policy's value each                                    $7 in each subsequent month (which we may increase to as much as $10).
month:                                                      We also charge an additional amount per $1,000 of initial base policy face amount during your policy's first ten years. The amount charged varies with the ages of the insureds at policy issue and will be set forth in your policy. For example, the monthly charge per $1,000 for an older insured age 40 at issue is 7 cents.
                            -------------------------------------------------------------------------------------------------------
                            Cost of insurance charges(3)    Amount varies depending on the specifics of your policy.(4)
                            and optional rider charges
                            -------------------------------------------------------------------------------------------------------
                            Mortality and expense risk      0.90% (effective annual rate) of the value you have in our variable
                            charge(5)                       investment options during the first 15 policy years. For policy years
                                                            16 and later, the charge is currently 0.60% (effective annual rate)
                                                            the value you have in the variable investment options up to $250,000 and 0.30% (effective annual rate) of the value you have in the variable investment options over $250,000. We may increase this char up to 0.90% (effective annual rate) of the value you have in the variable investment options.
-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from      Surrender (turning in) of       The amount of the surrender charge is set forth in your policy.(6) For
your account value at the   your policy during its first    any policy, the lowest initial surrender charge per $1,000 of initial
time of the transaction:    10 years                        base policy face amount would be $   , and the highest initial surrender
                                                            charge per $1,000 of initial base policy face amount would be $      .
                            -------------------------------------------------------------------------------------------------------
                            Requested decrease in your      A pro rata portion of the full surrender charge that would apply to a
                            policy's face amount            surrender at the time of the decrease
                            -------------------------------------------------------------------------------------------------------
                            Transfers among investment      $0 (current): $25 per transfer (maximum)(7)
                            options
-----------------------------------------------------------------------------------------------------------------------------------

(1) Up to 10 times your target premium. The "target premium" is actuarially determined for each policy, based on that policy's particular characteristics.

(2) We may increase this charge higher than 8%, however, as a result of changes in the tax laws which increase our expenses.

(3) Not applicable after the policy anniversary nearest to the younger insured's 100th birthday.

(4) See "Monthly cost of insurance charge" and "Other benefits you can add by rider" later in this prospectus.

(5) Amounts in our guaranteed interest option are not included in the calculation of this charge.

(6) Beginning in your policy's seventh year, this amount declines at a constant rate each month until no surrender charge applies to surrenders made after the policy's 10th year. The initial amount of surrender charge depends on each policy's specific characteristics.

(7) No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our Dollar Cost Averaging service or Asset Rebalancing service, as discussed later in this prospectus.


6 Charges and expenses you will pay

YOU ALSO BEAR YOUR PROPORTIONATE SHARE OF ALL FEES AND EXPENSES PAID BY A "PORTFOLIO" THAT CORRESPONDS TO ANY VARIABLE INVESTMENT OPTION YOU ARE USING:

This table shows the fees and expenses for 2001 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.

------------------------------------------------------------------------------------------------------------------------------------
                    PORTFOLIO NAME                                      2001 FEES AND EXPENSES
                                                ------------------------------------------------------------------------------------
                                                                                                      FEE WAIVERS
                                                                                          TOTAL         AND/OR          NET TOTAL
                                                   MANAGEMENT     12B-1     OTHER        ANNUAL         EXPENSE          ANNUAL
                                                    FEES(1)       FEES    EXPENSES(2)   EXPENSES   REIMBURSEMENTS(3)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%           --      0.84%         1.69%      (0.74)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%           --      1.16%         2.61%      (0.76)%             1.85%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity             1.05%           --      0.93%         2.23%      (0.43)%             1.80%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity            0.90%           --      0.93%         2.08%      (0.73)%             1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth                 0.90%           --      0.79%         1.94%      (0.59)%             1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value                  0.90%           --      1.02%         2.17%      (0.82)%             1.35%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Growth             1.10%           --      0.93%         2.28%      (0.68)%             1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              1.10%           --      1.15%         2.50%      (0.90)%             1.60%
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology                       1.20%           --      1.02%         2.47%      (0.62)%             1.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%           --      0.08%         0.94%         --               0.94%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.46%           --      0.07%         0.78%         --               0.78%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.57%           --      0.06%         0.88%         --               0.88%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.50%           --      0.12%         0.87%         --               0.87%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International                        0.85%           --      0.25%         1.35%         --               1.35%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       0.90%           --      0.06%         1.21%      (0.06)%             1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.53%           --      0.07%         0.85%         --               0.85%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.75%           --      0.06%         1.06%         --               1.06%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology                           0.90%           --      0.08%         1.23%      (0.08)%             1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                      0.57%           --      0.08%         0.90%       0.00%              0.90%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.65%           --      0.09%         0.99%      (0.04)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                  0.65%           --      1.46%         2.36%      (1.31)%             1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International                0.85%           --      0.29%         1.39%      (0.19)%             1.20%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     0.65%           --      0.15%         1.05%      (0.10)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  0.65%           --      0.11%         1.01%      (0.06)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       1.15%           --      0.68%         2.08%      (0.28)%             1.80%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.25%           --      0.06%         0.56%         --               0.56%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    0.70%           --      0.27%         1.22%      (0.22)%             1.00%
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        0.75%           --      0.11%         1.11%      (0.01)%             1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield                                    0.60%           --      0.07%         0.92%         --               0.92%
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Equity Index                    0.35%           --      0.50%         1.10%       0.00%              1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. Morgan Core Bond                         0.45%           --      0.11%         0.81%      (0.01)%             0.80%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        0.90%           --      0.14%         1.29%      (0.14)%             1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        0.75%           --      0.13%         1.13%      (0.03)%             1.10%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 0.90%           --      2.44%         3.59%      (2.44)%             1.15%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.60%           --      0.10%         0.95%       0.00%              0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.63%           --      0.09%         0.97%         --               0.97%
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.60%           --      0.12%         0.97%      (0.02)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                                  0.33%           --      0.07%         0.65%         --               0.65%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  0.60%           --      0.13%         0.98%      (0.03)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   0.85%           --      0.29%         1.39%      (0.14)%             1.25%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Voyager                                0.65%           --      0.08%         0.98%      (0.03)%             0.95%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                           0.25%           --      0.35%         0.85%       0.00%              0.85%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                 0.80%         0.35%     0.35%         1.50%       0.15%              1.35%
------------------------------------------------------------------------------------------------------------------------------------


                                             Charges and expenses you will pay 7

(1) The management fees shown for the EQ Advisors Trust Portfolios reflect revised management fees, effective May 1, 2001, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001 "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown have been estimated.

(3) Equitable Life, the manager of the AXA Premier VIP Trust and the EQ Advisors Trust has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2003. Under these Agreements, Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than the amounts specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc., the manager of the Universal Institutional Funds, Inc.-U.S. Real Estate Portfolio, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) to not more than the amount specified above as Net Total Annual Expenses. Morgan Stanley Investment Management, Inc. reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectuses for each underlying Trust or Fund for more information about the Expense Limitation Agreements.


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each.


8 Charges and expenses you will pay

Risks you should consider
--------------------------------------------------------------------------------

CHANGES IN CHARGES
We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" later in this prospectus); (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal and auditing expenses); (3) make a charge of up to $25 for each transfer among investment options that you make: or
(4) change our other current charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policyholders of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in-force policies, as well as to new policies.

Some of the principal risks of investing in a policy are as follows:

o If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

o If the investment options you choose do not make enough money to pay for the policy charges, you could have to pay more premiums to keep your policy from terminating.

o We can increase certain charges without your consent, within limits stated in your policy.

o You may have to pay a surrender charge if you wish to discontinue some or all of your insurance coverage under a policy.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.


                                                    Risks you should consider  9

1. Policy features and benefits
--------------------------------------------------------------------------------

Survivorship Incentive Life(SM) '02 is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive in this "base policy" are described below.

You can also add riders to your base policy that can increase the benefits you receive and affect the amounts you pay in certain circumstances. Those riders, including the estate protector rider, are discussed in "Other benefits you can add by rider" later in this prospectus.


HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured persons. Each subsequent premium payment must be at least $100, although we can increase this minimum if we give you advance notice. (Policies on an automatic premium payment plan may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase a Survivorship Incentive Life(SM) '02 policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Survivorship Incentive Life(SM) '02 policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Survivorship Incentive Life(SM) '02 policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
You can generally pay premiums at such times and in such amounts as you like before the policy anniversary nearest to the younger insured's 100th birthday.
--------------------------------------------------------------------------------

LIMITS ON PREMIUM PAYMENTS. If your premium payments exceed certain amounts specified under the Internal Revenue Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would exceed those limits to you.

You can ask your financial professional to provide you with an Illustration of Policy Benefits that shows you the amount of premium you can pay, based on various assumptions, without exceeding these tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay without causing your policy to be a modified endowment contract.

If at any time your policy's account value is high enough that the alternative death benefit discussed later in this prospectus would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured persons provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net account value" is not enough to pay your policy's monthly charges when due unless

o you have paid sufficient premiums to maintain one of our available guarantees against termination and your policy is still within the period of that guarantee and you do not have an outstanding loan (see "You can guarantee that your policy will not terminate before a certain date" below); or

o you have elected the "paid up" death benefit guarantee and it remains in effect and you do not have an outstanding loan (see "You can elect a `paid up' death benefit guarantee" below).

("Account value" and "net account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy, which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

--------------------------------------------------------------------------------
Your policy will terminate if you don't (i) pay enough premiums either to pay the charges we deduct or (ii) maintain in effect one of the guarantees that can keep your policy from terminating. However, we will first send you a notice and give you a chance to pay any shortfall.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.


10  Policy features and benefits

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination and no insured person may have died since that date. In some states, you may have a longer period of time. You must also present evidence of insurability satisfactory to us and pay at least the amount of premium that we require. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

You can generally guarantee that your policy will not terminate for a number of years by paying at least certain specified amounts of premiums. We call these amounts "guarantee premiums" and they will be set forth on page 3 of your policy. In most states you have two options for how long the guarantee will last. The two guarantee "options" are as follows:

(1) a guarantee for the first 5 years of your policy (the policy calls this the "no-lapse guarantee")

                                       or

(2) a guarantee of 20 years, but in no case beyond the policy anniversary nearest to the younger insured's 100th birthday (the policy calls this the "extended no lapse guarantee").

In some states, these guarantees may be unavailable, limited to shorter periods, or referred to by different names.

We make no extra charge for either of these two guarantees against policy termination. However, in order for either of those guarantees to be available, you must have satisfied the "guarantee premium test" (discussed below) and you must not have any outstanding policy loans. Maintaining the extended no lapse guarantee against policy termination (where available) will require you to pay more premiums than maintaining only the 5-year guarantee.

--------------------------------------------------------------------------------
In most states, if you pay at least certain prescribed amounts of premiums, and have no policy loans, your policy will not lapse for a number of years, even if the value in your policy becomes insufficient to pay the monthly charges.
--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST. If your policy's net account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date at least equals the cumulative guarantee premiums due to date for either of the two above-listed guarantee options that are then available under your policy. If it does, your policy will not lapse, provided that you have no policy loans outstanding and provided that the period of the corresponding guarantee has not expired.

When we calculate the cumulative amount of guarantee premiums for the two above-listed guarantees, we compound each amount at a 4% annual interest rate from the due date through the date of the calculation. (This interest rate is only for purposes of determining whether you have satisfied the guarantee test for an available duration. It does not bear any relation to the returns you will actually earn or any loan interest you will actually pay.) We use the same calculation for determining the cumulative amount of premiums paid, beginning with the date each premium is received. The amount of premiums you must pay to maintain a guarantee against termination will be increased by the cumulative amount of any partial withdrawals you have taken from your policy (calculated by the same method, beginning with the date of withdrawal).

GUARANTEE PREMIUMS. The amount of the guarantee premiums for each of the two guarantees discussed above is set forth in your policy on a monthly basis, if that guarantee is available to you. The guarantee premiums are actuarially determined at policy issuance and depend on the ages and other insurance risk characteristics of the insured persons, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy changes, or a rider is eliminated, or if there is a change in an insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premium. Any change will be prospective only, and no change will extend a guarantee period beyond its original number of years.


YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

In most states, you may elect to take advantage of our "paid up" death benefit guarantee at any time after the fourth year of your policy if the younger insured's attained age is 99 or less. If you elect the paid up death benefit guarantee, we may initially reduce your base policy's face amount (see below). Thereafter, your policy will not lapse and the death benefit will never be less than the base policy's face amount, so long as the guarantee remains in effect. The guarantee will terminate, however, if (i) at anytime following the election, the sum of any outstanding policy loans, accrued interest, and any "restricted amount" due to exercise of a living benefits rider exceeds your policy's account value or if (ii) you request us to terminate the election.

In order to elect the paid up death benefit guarantee:

o you must have death benefit "Option A" in effect (see "About your life insurance benefit" below);

o    you must terminate any riders to your policy that carry additional charges;

o the election must not cause the policy to lose its qualification as life insurance under the Internal Revenue Code or require a current distribution from the policy to avoid such disqualification; and

o the election must not reduce the face amount (see below) to less than the minimum face amount for which we would then issue a policy.

The "paid up" death benefit guarantee applies only to your base policy's face amount, and not to the face amount or other coverage under any riders that (as noted above) must be terminated when the guarantee is elected.

The paid up death benefit guarantee may not be available in all states.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value divided by a factor based on the number of years since the policy was issued. The factors are set forth in your policy. As a general matter, the factors


                                                Policy features and benefits  11
change as the insured persons age so that, if your account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). See "Charges and expenses you will pay" earlier in this prospectus.

OTHER EFFECTS OF THIS GUARANTEE. You generally may continue to pay premiums after you have elected the paid up death benefit guarantee (subject to the same limits as before), but premium payments are not required. If the election causes your face amount to decrease, however, the amount of additional premiums you can pay, if any, may be reduced. You may continue to make transfers, but you may not change the death benefit option or add riders that have their own charges while the paid up death benefit guarantee is in effect.

Partial withdrawals while the paid up death benefit guarantee is in effect will generally be subject to the same terms and conditions as any other partial withdrawal (see "Making withdrawals from your policy" later in this prospectus), except that:

o We may decline your request for a partial withdrawal (or any other policy change) under the circumstances described in the paid up death benefit guarantee policy endorsement. If this occurs, you may wish to consider asking us to terminate the paid up death benefit guarantee.

o Partial withdrawals (and any distributions we may be required to make for tax purposes) will generally reduce your policy's face amount by more than the amount of the withdrawal.

Election of the paid up death benefit guarantee may cause your policy to become a modified endowment contract under certain circumstances. See "Tax treatment of distributions to you" under "Tax information," later in this prospectus. You should consult your tax advisor before making this election.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next sentence, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium or the register date (the "Investment Start Date"). In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to variable investment options into our EQ/Alliance Money Market investment option. In this case, on the first business day following the twentieth day after your policy is issued, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the twentieth day after your policy is issued. For all other policies, the Allocation Date is the Investment Start Date. You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

--------------------------------------------------------------------------------
You can choose among variable investment options.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Alliance Money Market variable investment option.

You should note that some of the Trusts' portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager. The advisers who make the investment decisions for each Portfolio of the EQ Advisors Trust and AXA Premier VIP Trust are as follows:

o AIM Capital Management, Inc. Management (advises a portion of AXA Premier VIP Health Care)

o Alliance Capital Management L.P. (for each EQ/Alliance option, for EQ/Balanced, EQ/Equity 500 Index, EQ/High Yield, AXA Premier VIP Small/Mid Cap Growth and EQ/Bernstein Diversified Value; also advises a portion of EQ/Aggressive Stock, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology)

o AXA Rosenberg Investment Management LLC (advises a portion of AXA Premier VIP Small/Mid Cap Value)

o Bank of Ireland Asset Management (U.S.) Limited. (advises a portion of AXA Premier VIP International Equity)

o    BlackRock Advisors, Inc. (advises a portion of AXA Premier VIP Core Bond)

o Brown Capital Management, Inc. (advises a portion of EQ/Calvert Socially Responsible)

o Calvert Asset Management Company, Inc. (advises a portion of EQ/Calvert Socially Responsible)

o Capital Guardian Trust Company (for the EQ/Capital Guardian options; also advises a portion of EQ/Balanced)

o Deutsche Asset Management Inc. (for EQ/International Equity Index and EQ/Small Company Index options)


12  Policy features and benefits

o Dresdner RCM Global Investors, LLC (advises a portion of AXA Premier VIP Health Care, AXA Premier VIP Large Cap Growth, AXA Premier VIP Technology)

o Fidelity Management & Research Company (for the EQ/FI Mid Cap and the EQ/FI Small/Mid Cap Value options)

o Firsthand Capital Management, Inc. (advises a portion of AXA Premier VIP Technology)

o Institutional Capital Corporation (advises a portion of AXA Premier VIP Large Cap Value)

o Janus Capital Management LLC (for the EQ/Janus Large Cap Growth option; also advises a portion of AXA Premier VIP Large Cap Core Equity)

o    Jennison Associates, LLC (advises a portion of EQ/Balanced )

o J.P. Morgan Investment Management, Inc. (for the EQ/J.P. Morgan Core Bond option)

o    Lazard Asset Management (for the Lazard Small Cap Value option)

o Marsico Capital Management, LLC (for the EQ/Marsico Focus option; also, advises a portion of EQ/Aggressive Stock)

o MFS Investment Management (for the "EQ/MFS options;" also, advises a portion of EQ/Aggressive Stock, AXA Premier VIP Large Cap Value)

o Mercury Advisors (for the EQ/Mercury Basic Value Equity option; also advises a portion of EQ/Balanced)

o Morgan Stanley Investment Management (for the EQ/Emerging Markets Equity option)

o OppenheimerFunds, Inc. (advises a portion of AXA Premier VIP International Equity)

o Pacific Investment Management Company LLC (advises a portion of AXA Premier VIP Core Bond)

o Provident Investment Counsel, Inc. (advises a portion of EQ/Aggressive Stock and AXA Premier VIP Small/Mid Cap Value)

o    Prudential Investments, LLC (advises a portion of EQ/Balanced)

o    Putnam Investment Management, LLC (for the EQ/Putnam options)

o RS Investment Management, LP (advises a portion of AXA Premier VIP Small/Mid Cap Growth)

o TCW Investment Management Company (advises a portion of AXA Premier VIP Large Cap Growth, AXA Premier VIP Small/Mid Cap Value)

o Thornburg Investment Management, Inc. (advises a portion of AXA Premier VIP Large Cap Core Equity)

o Wellington Management Company, LLP (advises a portion of AXA Premier VIP Health Care and AXA Premier VIP Small/Mid Cap Value)

Each of the Portfolios included above is a part of EQ Advisors Trust or AXA Premier VIP Trust. Equitable Life serves as investment manager of the Trusts. As such, Equitable Life oversees the activities of the above-listed advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

Morgan Stanley Investment Management, Inc. provides advisory services for the U.S. Real Estate Portfolio, which is made available through the Universal Institutional Funds, Inc. Our arrangement with Morgan Stanley, the sponsor of the Universal Institutional Funds, Inc., may provide that they or one of their affiliates will pay us based on a percentage (up to 0.35% on an annual basis) of the net assets of the U.S. Real Estate Portfolio attributable to the Policies. The fees are not charged to you, the Separate Account or the Portfolio.

You will find other important information about each Portfolio in the separate prospectuses for each Trust and the Fund which accompany this prospectus. We may add or delete variable investment options or Portfolios at any time.

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (3% minimum) on amounts you allocate to our guaranteed interest option. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

--------------------------------------------------------------------------------
We will pay at least 3% annual interest on our guaranteed interest option.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy a Survivorship Incentive Life(SM) '02 policy, you tell us how much insurance coverage you want on the lives of the insured persons. We call this the "face amount" of the base policy. $200,000 is the smallest amount of coverage you can request.

--------------------------------------------------------------------------------
If both insured persons die, we pay a life insurance benefit to the "beneficiary" you have named. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the surviving insured person dies is

o Option A -- THE POLICY'S FACE AMOUNT on the date of the surviving insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                    -- or --

o Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of the surviving insured person's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and


                                                Policy features and benefits  13
losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

ALTERNATIVE HIGHER DEATH BENEFIT IN LIMITED CASES. Your policy is designed to always provide a minimum level of insurance protection relative to your policy's value, in part to meet the Internal Revenue Code's definition of "life insurance." Thus, we will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy's account value on the surviving insured person's date of death by a percentage specified in your policy. The percentage depends on what the younger insured person's age was or would have been on that same date. Representative percentages are as follows:

--------------------------------------------------------------------------------
If the value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or
Option B death benefit you have selected.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Age:*    30           35           40           50           60           70
--------------------------------------------------------------------------------
   %:    829.1%       685.4%       567.3%       391.3%       273.5%       195.6%
--------------------------------------------------------------------------------
         80           90           99 and over
--------------------------------------------------------------------------------
   %     159.7%       127.5%       102%
--------------------------------------------------------------------------------

* The younger insured person's age for the policy year in which the surviving insured person dies.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the surviving insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the surviving insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus interest. See "Your option to receive a living benefit" later in this prospectus.

--------------------------------------------------------------------------------
You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the younger insured's 100th birthday; however, changes to option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached)
age 85.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change from Option A to B, we automatically reduce your base policy's face amount by an amount equal to your policy's account value at the time of the change. We may refuse this change if the policy's face amount would be reduced below our then current minimum for new policies. Changes from Option A to Option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age 85.

If you change from Option B to A, we automatically increase your base policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (discussed above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will determine the new face amount somewhat differently from the general procedures described above.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to "Tax information" later in this prospectus, to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of a decrease in face amount.

YOU CAN DECREASE YOUR INSURANCE COVERAGE

You may request a decrease in your policy's face amount any time after the second year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The requested decrease must be at least $10,000. We can refuse any requested decrease. Please refer to "Tax information" for certain possible tax consequences of changing the face amount.

You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Your guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount. If you reduce the face amount while the estate protector rider is in effect, the face amount of the rider generally will automatically decrease proportionately.

If you reduce the face amount during the first 10 years of your policy, we will deduct all or part of the remaining surrender charge from your policy. Assuming you have not previously changed the face amount, the amount of surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. In no event will the surrender charge due exceed your account value less any amounts we are holding to secure policy loans (including any interest on those amounts that have not yet been allocated to the variable investment options). We deduct the charge from the same investment options as if it were a part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. This could have adverse tax consequences.

IF ONE INSURED PERSON DIES

Your policy requires you to send us proof of the death of the first insured person to die. This is because the necessary documentary proof may be difficult to locate following a long delay.


14  Policy features and benefits

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

o    estate protector

o    option to split policy upon divorce

We add the following riders automatically at no charge to each eligible policy:

o waiver of surrender charge due to tax law change rider (for certain future federal estate tax repeal situations)

o    living benefits rider

o    option to split policy upon federal tax law change

Equitable Life or your financial professional can provide you with more information about these riders. Some of these riders may only be selected at issue. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional information, and we will furnish samples of them to you on request. The maximum amount of any charge we make for a rider will be set forth in the rider or in the policy itself. We can, however, add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

OPTION TO SPLIT UPON DIVORCE OR FEDERAL TAX LAW CHANGE. Please refer to "Effect of policy splits" later in this prospectus for a discussion of the tax consequences of splitting a policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time while either insured person is alive. If no beneficiary is living when the surviving insured person dies, we will pay the death benefit proceeds in equal shares to that insured person's surviving children. If there are no surviving children, we will instead pay that insured person's estate.

PAYMENT OPTIONS FOR DEATH BENEFIT. In your policy application, or at any other time while either insured person is alive, you may choose among several payment options for all or part of any death benefit proceeds that subsequently become payable. These payment options are described in the policy and may result in varying tax consequences. A payment option selected by the policy's owner cannot be changed by the beneficiary after the surviving insured person has died. The terms and conditions of each option are set out in a separate contract that we will send to the payee when a payment option goes into effect. Equitable Life or your financial professional can provide you with samples of such contracts on request.

--------------------------------------------------------------------------------
You can choose to have the proceeds from the policy's life insurance benefit paid under one of our payment options, rather than as a single sum.
--------------------------------------------------------------------------------

If you have not elected a payment option, we will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or trust) we will pay any such single sum death benefit through an interest-bearing checking account (the "Equitable Access Account(TM)") that we will automatically open for the beneficiary. The beneficiary will have immediate access to the proceeds by writing a check on the account. We pay interest on the proceeds from the date of death to the date the beneficiary closes the Equitable Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the Equitable Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

PAYMENT OPTIONS FOR SURRENDER AND WITHDRAWAL PROCEEDS. You can also choose to receive all or part of any proceeds from a surrender or withdrawal from your policy under one of the above referenced payment options, rather than as a single sum.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your policy, you may return it to us for a full refund of the net account value. In some states, we will not adjust the premiums paid to reflect investment performance.

To exercise this cancellation right, you must mail the policy directly to our Administrative Office with a written request to cancel. Your cancellation request must be postmarked within 10 days after you receive the policy and your coverage will terminate as of the date of the postmark. In some states or situations, this "free look" period is longer than 10 days. Your policy will indicate the length of your "free look" period.

VARIATIONS AMONG SURVIVORSHIP INCENTIVE LIFE(SM) '02 POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

Equitable Life also may vary the charges and other terms of Survivorship Incentive Life(SM) '02 where special circumstances result in sales or administrative expenses or mortality risks that are different from those normally associated with Survivorship Incentive Life(SM) '02. We will make such variations only in accordance with uniform rules that we establish.

Equitable Life or your financial professional can advise you about any variations that may apply to your policy.

OTHER EQUITABLE LIFE POLICIES

We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy is offered through your financial professional. You can also contact us to find out more about any other Equitable Life insurance policy.


                                                Policy features and benefits  15

2. Determining your policy's value
--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option, other than in
(iii) and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options.) See "Borrowing from your policy" later in this prospectus. Your "net account value " is the total of (i) and
(ii) above, plus any interest credited on the loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in (ii) and (iii) above as our "Guaranteed Interest Account.") Your account value is subject to certain charges discussed in "Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
Your account value will be credited with the same returns as are achieved by the Portfolios or guaranteed interest option that you select, and is reduced by the amount of charges we deduct under the policy.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts you have specifically requested that we allocate to that option and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 3% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.


16  Determining your policy's value

3. Transferring your money among our investment options
--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
You can transfer among our variable investment options and into our guaranteed interest option.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. You may submit a written request for a transfer to our Administrative Office, you can make a telephone request or you can make a request over the Internet (see below).

--------------------------------------------------------------------------------
Transfers out of our guaranteed interest option are more limited.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFER OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greater of (a) 25% of your then current balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, the transfer will occur as of that anniversary or, if later, the date we receive it.

TRANSFER CHARGE. We do not currently make any charge for transfers. We reserve the right, however, to impose up to a $25 charge for each transfer you make. This charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our dollar cost averaging or asset rebalancing service, as discussed below.

TELEPHONE AND EQACCESS TRANSFERS

TELEPHONE TRANSFERS. You can make telephone transfers by following one of two procedures:

o if you are both an insured person under a policy and its sole owner, by calling the number under "By toll free phone" in "How to reach us" earlier in this prospectus, from a touch tone phone; or

o whether or not you are both an insured person and the sole owner, by sending us a signed telephone transfer authorization form. Once we have the form on file, we will provide you with a toll-free telephone number to make transfers.

For more information see "Telephone and EQAccess requests" later in this prospectus. We allow only one request for telephone transfers each day (although that request may include multiple transfers), and we will not allow you to revoke a telephone transfer. If you are unable to reach us by telephone, you should send a written transfer request to our Administrative Office.

EQACCESS TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our Web site and enrolling in EQAccess. The service may not always be available. Generally, the above described restrictions relating to telephone transfers also apply to EQAccess transfers.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").


OUR DOLLAR COST AVERAGING SERVICE

We offer a dollar cost averaging service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
Using the dollar cost averaging service does not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------

Our dollar cost averaging service (also referred to as our "automatic transfer service") enables you to make automatic monthly transfers from the EQ/Alliance Money Market option to our other variable investment options. You may elect the dollar cost averaging service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Alliance Money Market option to begin using the dollar cost averaging service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Alliance Money Market option is depleted. You can also cancel the dollar cost averaging service at any time. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for up to eight variable investment options. The allocation percentage you specify for each


                        Transferring your money among our investment options 17 variable investment option selected must be at least 5% (whole percentage only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the dollar cost averaging service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time. You may change your allocation instructions or discontinue participation in the asset rebalancing service at any time.


18  Transferring your money among our investment options

4. Accessing your money
--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY
You may borrow up to 90% of the difference between your policy's account value and any surrender charges that are in effect under your policy. (In your policy, this "difference" is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See "Your option to receive a living benefit" below.

--------------------------------------------------------------------------------
You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

o    you cannot make transfers or withdrawals of the collateral;

o we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

o    the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 4% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 3% and that the differential will not exceed 2% (except if tax law changes increase the taxes we pay on policy loans or loan interest). Because we are first offering Survivorship Incentive Life(SM) '02 in 2002, the interest rate differential has not yet been eliminated under any in-force policy.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loans are fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment.

EFFECTS OF POLICY LOANS. A loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up guaranteed death benefit to terminate or may cause any other guarantee against lapse to become unavailable. We will deduct any outstanding policy loan plus accrued loan interest from your policy's proceeds if you do not pay it back. Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of policy loans.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment.

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the younger insured's 100th birthday. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make


                                                        Accessing your money  19
for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each.

--------------------------------------------------------------------------------
You can withdraw all or part of your policy's net cash surrender value, although you may incur tax consequences by doing so.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). If the paid up death benefit guarantee is in effect, a partial withdrawal will generally reduce the face amount by more than the amount of the withdrawal. Face amount reductions that occur automatically as a result of partial withdrawals, however, do not result in our deducting any portion of any then-remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below our minimum for new policy issuances at the time, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed earlier in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal, even if the paid up death benefit guarantee is not then in effect. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining our other guarantees against termination, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay charges as they fall due or because it could result in a no-lapse guarantee not being in effect.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits.


SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your account value, minus any outstanding loans and unpaid loan interest, minus any amount of your account value that is "restricted" as a result of previously distributed "living benefits," and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy and applicable waivers of surrender charges in the event of federal estate tax repeal.


YOUR OPTION TO RECEIVE A LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally 75%) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if one of the insured persons has died and the surviving insured person has a terminal illness (as defined in the rider).

We make no additional charge for the rider. However, if you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the surviving insured person dies. (In your policy, we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" - that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
You can arrange to receive a "living benefit" if the surviving insured person becomes terminally ill.
--------------------------------------------------------------------------------

20  Accessing your money

5. Tax information
--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that each policyowner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

A Survivorship Incentive Life(SM) '02 policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the policies will meet these requirements and, therefore, that

o the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

o increases in your policy's account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

There may be different tax consequences if you assign your policy or designate a new owner. See "Assigning your policy" later in this prospectus.

TAX TREATMENT OF DISTRIBUTIONS TO YOU

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for "paid up" future benefits after the payment of seven equal annual premiums. ("Paid up" means no future premiums will be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the account value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option or certain other changes.

If your policy's benefits are reduced, the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount or, in some cases, a partial withdrawal.) If the premiums previously paid during its first seven years (or within seven years after a material change), are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal) or other decrease in benefits, may impact the maximum amount of account value that may be maintained under the policy. In some cases, this may cause us to take action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your


                                                             Tax information  21
policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Equitable Life (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 591/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy.

TAX TREATMENT OF LIVING BENEFITS PROCEEDS

Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from the payee's gross income. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply to amounts paid to someone other than the surviving insured person, however, if the payee has an insurable interest in the surviving insured person's life only because that insured person is a director, officer or employee of the payee or by reason of that insured person being financially interested in any trade or business carried on by the payee.

EFFECT OF POLICY SPLITS

Certain riders permit the splitting of a policy into two other individual policies on the lives of a husband and wife, upon a divorce or certain changes in the Federal estate tax law. This splitting of a policy could have adverse tax consequences, including, but not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.

EFFECT OF POLICY ON INTEREST DEDUCTIONS TAKEN BY BUSINESS ENTITIES

Ownership of a policy by a trade or business entity can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, one of the insured persons must be a 20% owner of the trade or business entity when coverage on that person commences, and the other insured person must be his or her spouse.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets.

Any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to these rules, as well as the other rules and possible pending legislative proposals which might further restrict available exceptions to this limit on interest deductions or make other tax law changes with respect to such coverage.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements.


22  Tax information

Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If an owner is not the surviving insured person, and that owner dies before the surviving insured person, the value of that owner's interest in the policy would be includable in that owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. (For estate tax purposes only, this amount is scheduled to rise at periodic intervals to $3.5 million in 2009. For year 2010, the estate tax is scheduled to be repealed. For years 2011 and thereafter the estate tax is reinstated and the gift and estate tax exemption referred to above would again be $1 million.) For this purpose, however, certain amounts may be deductible or excludable, such as gifts and bequests to the person's spouse or charitable institutions and certain gifts of $11,000 (previously, the amount was $10,000) or less per year for each recipient.

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rate in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (indexed annually for inflation, e.g. $1,100,000 for 2002). Beginning in year 2004, this exemption will be the same as the amounts discussed above for estate taxes, including a full repeal in year 2010, then return to current law in years 2011 and thereafter. Beginning in 2011, at any time during which there is no federal estate tax in effect, we will waive any surrender charges that otherwise would apply upon a surrender of your policy or a reduction of the face amount of insurance.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

If this policy is being purchased pursuant to a split dollar arrangement, you should also consult your tax adviser for advice concerning the effect of IRS Notice 2002-8 and recent proposed regulations regarding split dollar arrangements on your split dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed.

EMPLOYEE BENEFIT PROGRAMS

Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications as well. Among other issues, these policyowners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured persons' consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit. In early 2002 the IRS issued a Notice and opening of a regulations project concerning the taxation of split-dollar life insurance arrangements. Proposed regulations have been issued which provide new proposed and interim guidance on such arrangements. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of recent amendments to the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal advisor.

OUR TAXES

The operations of our Separate Account FP are reported in our federal income tax return. The Separate Account's investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, we currently pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred; for example, a charge to the Separate Account for income taxes incurred by us that are allocable to the policies.

If our state, local or other tax expenses increase, we may add or increase our charges for such taxes when they are attributable to Separate Account FP, based on premiums or otherwise allocable to the policies.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold


                                                             Tax information  23
income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed.

OTHER INFORMATION

The IRS has stated that you will be considered the owner of the assets in the Separate Account if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular Portfolios within an insurance policy may cause you, rather than the insurance company, to be treated as the owner of the Portfolio shares attributable to your policy. If you were to be considered the owner of the underlying shares, income and gains attributable to such Portfolio shares would be currently included in your gross income for federal income tax purposes. Incidents of investment control could include among other items, the number of investment options available under a policy and/or the frequency of transfers available under the policy. In connection with the issuance of regulations concerning investment diversification in 1986, the Treasury Department announced that the diversification regulations did not provide guidance on investor control but that guidance would be issued in the form of regulations or rulings. As of the date of this prospectus, no such guidance has been issued. It is not known whether such guidelines, if in fact issued, would have retroactive adverse effect on existing policies. We cannot provide assurance as to the terms or scope of any future guidance nor any assurance that such guidance would not be imposed on a retroactive basis to policies issued under this prospectus. We reserve the right to modify the policy as necessary to attempt to prevent you from being considered the owner of the assets of the Separate Account for tax purposes.


24  Tax information

6. More information about procedures that apply to your policy
--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.


WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Equitable Life."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to Equitable Life, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than Equitable Life and endorsed over to Equitable Life only
(1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.


REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the names of the insured persons, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms.

Finally, in order for your surrender request to be complete, you must return your policy to us.


WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve more than one payment option, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect. This includes rules on the minimum amount we will pay under an option, minimum amounts for installment payments, withdrawal or commutation rights (your rights to receive payments over time, for which we may offer a lump sum payment), the naming of payees, and the methods for proving the payee's age and continued survival.


ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change in ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued proposed regulations concerning split-dollar arrangements, including policies subject to collateral assignments. The proposed regulations provide both new proposed and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Employee benefit programs" and "Estate, gift and generation skipping taxes" in the "Tax Information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.


DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, or notice from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAYS. Business day is every day that the New York Stock Exchange is open for regular trading. A business day ends at the time regular trading on the exchange closes (or is suspended) for the day. We compute unit values for our variable investment options as of the end of each business day. This usually is 4:00 p.m., Eastern Time.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

o premium payments received after the policy's investment start date (discussed below)

o    loan repayments and interest payments

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

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

o    withdrawals

o    face amount decreases that result from a withdrawal

o    surrenders

o transfers from a variable investment option to the guaranteed interest option

o    transfers among variable investment options

o    termination of paid up death benefit guarantee

o    tax withholding elections

o changes of allocation percentages for premium payments or monthly deductions

o    changes of beneficiary

o    changes in form of death benefit payment

o    loans

o    assignments

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

o    decreases in face amount

o    changes in death benefit option

o    restoration of terminated policies

o    election of paid up death benefit guarantee

DOLLAR COST AVERAGING SERVICE. Transfers pursuant to our dollar cost averaging service (automatic transfer service) occur as of the first day of each policy month. If you request the dollar cost averaging service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the surviving insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

o If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date will be the same as the date we actually issue the policy (the "issue date").

Policies that would otherwise receive a register date of the 29th, 30th or 31st of any month will receive a register date of the 28th of that month.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policyowners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the date your investment first begins to earn a return for you. Generally, this is the register date, or, if later, the date we receive your full minimum initial premium at our Administrative Office.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy is delivered to you. No insurance under your policy will take effect unless (1) both insured persons are still living at the time such payment and delivery are completed and (2) the information in the application continues to be true and complete, without material change, as of the time of such payment. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured persons. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage. If you do not submit the full minimum initial premium with your application and the minimum initial premium is paid upon delivery, your monthly charges commence as of the register date. Generally, the register date will be earlier than the date coverage begins and therefore monthly deductions will apply before coverage is in effect.


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NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider an insured person's "age" during any year of the policy to be his or her age on his or her birthday nearest to the beginning of the policy year. For example, an insured person's age for the entire first year of a policy ("age at issue") is that person's age on whichever birthday (i.e., before or after) is closer to the policy's register date.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Survivorship Incentive Life(SM) '02 in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Survivorship Incentive Life(SM) '02 policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Survivorship Incentive Life(SM) '02 policy.


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7. More information about other matters
--------------------------------------------------------------------------------

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our Separate Account FP (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio.

Under current legal requirements, we may disregard the voting instructions we receive from policyowners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICYOWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policyowners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of account value in any such option; and we will vote our interest in Separate Account FP in the same proportion as the instructions we receive from holders of Survivorship Incentive Life(SM) '02 and other policies that Separate Account FP supports.

ABOUT OUR SEPARATE ACCOUNT FP

Each variable investment option is a part (or "subaccount") of our Separate Account FP. We established Separate Account FP under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in Separate Account FP and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. The results of Separate Account FP's operations are accounted for without regard to Equitable Life's other operations.

Separate Account FP's predecessor was established on April 19, 1985 by our then wholly owned subsidiary, Equitable Variable Life Insurance Company. We established our Separate Account FP under New York Law on September 21, 1995. When Equitable Variable Life Insurance Company merged into Equitable Life, as of January 1, 1997, our Separate Account FP succeeded to all the assets, liabilities and operations of its predecessor.

Separate Account FP is registered with the SEC under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account FP.

Each subaccount (variable investment option) of Separate Account FP available under Survivorship Incentive Life(SM) '02 invests solely in Class IA/A shares issued by the corresponding Portfolio of either the EQ Advisors Trust or AXA Premier VIP Trust and Class II shares issued by the U.S. Real Estate Portfolio of the Universal Institutional Funds, Inc.. Separate Account FP immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that Portfolio.

These Trusts sell their shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and annuity products, to the trustee of a qualified plan for Equitable Life and to separate accounts of insurance companies, both affiliated and unaffiliated with Equitable Life. The Fund sells its shares to Equitable Life separate accounts in connection with Equitable Life's variable life insurance and/or annuity products and to separate accounts of insurance companies that are unaffiliated with Equitable Life. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees of each Trust and the Board of Directors of the Fund intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so. Also, if we ever believe that any of the Portfolios are so large as to materially impair the investment performance of the Portfolio involved, we will examine other investment alternatives.

ABOUT OUR GENERAL ACCOUNT

Our general account assets support all of our obligations, (including those under the Survivorship Incentive Life(SM) '02 policies and, more specifically, the guaranteed interest option). Our general assets consist of all of our assets as to which no class or classes of our annuity or life insurance policies have any preferential claim. You will not share in the investment experience of our general account assets, however; and we have full discretion about how we invest those assets (subject only to any requirements of law).

Because of applicable exemptions and exclusions, we have not registered interests in the general account under the Securities Act of 1933 or registered the general account as an investment company with the SEC. Accordingly, neither the general account, the guaranteed interest option, nor any interests therein, are subject to regulation under those acts. The staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the guaranteed interest


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

option. The disclosure, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

We declare the rate of interest periodically, but it will not be less than 3%. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are at any time declaring on outstanding policies may differ from the rates we are then declaring for newly issued policies.

TRANSFERS OF YOUR ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. When we cannot process part of a transfer request, we will not process any other part of the request. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the dollar cost averaging service will terminate immediately if: (1) your amount in the EQ/Alliance Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; or (3) we receive notice of the surviving insured person's death. Similarly, the asset rebalancing program will terminate if either (2) or (3) occurs.

Disruptive transfer activity. You should note that the Survivorship Incentive Life(SM) contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

TELEPHONE AND EQACCESS REQUESTS

If you are a properly authorized person, you may make transfers between investment options by telephone or over the Internet as described earlier in this prospectus under "Telephone and EQAccess transfers."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the sole owner of the policy and an insured person, or through EQAccess if you are the sole owner:

o    changes of premium allocation percentages

o    changes of address

Currently, you may request a policy loan by calling the toll-free number.

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to participate in EQAccess, you must first agree to the terms and conditions set forth in our EQAccess Online Services Agreement, which you can find at our Web site. For security purposes, you may not initiate any transactions relating to your policy for five (5) days after you have elected to use EQAccess. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any EQAccess transactions. We will assume that all instructions received through EQAccess from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to EQAccess if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or facsimile transaction request that we receive after the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

DEDUCTING POLICY CHARGES

MONTHLY COST OF INSURANCE CHARGE. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy. Our amount at risk (also described in your policy as "net


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

amount at risk") on any date is the difference between (a) the death benefit that would be payable if the surviving insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured persons' increasing age.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your policy. For most insured persons at most ages, our current rates are lower than those maximums. Therefore, we have the ability to raise these rates up to the guaranteed maximum at any time. The guaranteed maximum cost of insurance rates for gender neutral Survivorship Incentive Life(SM) '02 policies are based on the 1980 Commissioner's Standard Ordinary SD Smoker and ND Non-Smoker Mortality Table. For all other policies, the guaranteed maximum cost of insurance rates are based on the 1980 Commissioner's Standard Ordinary Male and Female Smoker or Non-Smoker Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies) if an insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

Either or both insured persons, if being charged tobacco user rates, may apply for non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of change to non-tobacco user rates. However, cost of insurance rates depend on the rating classification of both insured persons even if only one survives at the time of application for change. The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria with respect to both insured persons or the surviving insured person other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued. This change may have adverse tax consequences.

Both guaranteed and current cost of insurance rates are computed on a joint life basis, even after the death of the first insured person. In other words, the cost of insurance rates are not affected by the death of the first insured to die.

REDUCTION IN MORTALITY AND EXPENSE RISK CHARGES. We commenced offering Survivorship Incentive Life '02 only in 2002. Therefore, the planned reductions in mortality and expense risk charges after the 15th policy year have not yet been implemented under any policy.

DATE OF MONTHLY DEDUCTIONS. We make the regular monthly deductions as of the first day of each month of the policy.

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss.

The current and maximum rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge: e.g., the administrative charge, cost of insurance charge, and mortality and expense risk charge. However, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies. The surrender charge, for example, is designed primarily to defray sales expenses, but may also be used to defray other expenses associated with your policy that we have not recovered by the time of any surrender. Similarly, the premium charge is designed primarily to defray sales and tax expenses we incur that are based on premium payments.

SUICIDE AND CERTAIN MISSTATEMENTS

If a surviving insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.


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DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If an insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or Separate Account FP operate. We intend to comply with applicable law in making any changes and, if necessary, we will seek policyowner approval. We have the right to:

o combine two or more variable investment options or withdraw assets relating to Survivorship Incentive Life(SM) '02 from one investment option and put them into another;

o end the registration of, or re-register, Separate Account FP under the Investment Company Act of 1940;

o operate Separate Account FP under the direction of a "committee" or discharge such a committee at any time;

o restrict or eliminate any voting rights or privileges of policyowners (or other persons) that affect Separate Account FP;

o operate Separate Account FP, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge Separate Account FP an advisory fee. We may make any legal investments we wish for Separate Account FP. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, account value, or other accrued rights or benefits.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, account value, cash surrender value (i.e., account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions.

LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policyowner's interest in Separate Account FP, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the policies, or the distribution of the policies.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations when you purchase your policy and upon request thereafter. These will be based on the age and insurance risk characteristics of the insured persons under your policy and such factors as the face amount, death benefit option, premium payment amounts, and assumed rates of return (within limits) that you request. We have filed an example of such an illustration as an exhibit to the registration statement referred to below.

SEC REGISTRATION STATEMENT

We have on file with the SEC a registration statement under the Securities Act of 1933 that relates to the Survivorship Incentive Life(SM) '02 policies. The registration statement contains additional information that is not required to be included in this prospectus. You may obtain this information, for a fee, from the SEC's Public Reference Section at 450 5th Street, N.W., Washington, D.C. 20549 or, without charge, from the SEC's Web site (www.sec.gov).


HOW WE MARKET THE POLICIES

We offer variable life insurance policies (including Survivorship Incentive Life(SM) '02) and variable annuity contracts through AXA Distributors, LLC ("AXA Distributors"). The Investment Company Act of 1940, therefore, classifies AXA Distributors as a "principal underwriter" of those policies and contracts. AXA Distributors also serves as a principal underwriter of the Trusts. AXA Distributors is an indirect wholly-owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"), including the role of principal underwriter of Separate Account FP. Accordingly, all references to EDI as principal underwriter in each prospectus should be replaced with AXA Distributors, LLC. Like AXA Distributors, EDI was owned by Equitable Holdings, LLC. AXA Distributors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In
2000 and 2001, we paid EDI fees of $52,501,772 and $219,355,297, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

We sell Survivorship Incentive Life(SM) '02 through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our policies are appointed as


                                        More information about other matters  31
agents of Equitable Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We may substitute a form of asset based compensation for premium based compensation after the first policy year.

INSURANCE REGULATION THAT APPLIES TO EQUITABLE LIFE

We are regulated and supervised by the New York State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.


32  More information about other matters

Directors and principal officers
--------------------------------------------------------------------------------

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.



DIRECTORS                               Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Francoise Colloc'h
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Member of the Management Board (January 2000 to present); Group Executive
25 Avenue Matignon                     President, Human Resources, Communication and Synergies (January 2000 to
75008 Paris, France                    present); Senior Executive Vice President, Human Resources and Communications,
                                       AXA (January 1997 to present); prior thereto, Executive Vice President,
                                       Culture-Management-Communication (1993 to January 1997); and various positions with AXA affiliated companies; Member, Executive Committee, AXA (January 1997 to
                                       January 2000); Director, AXA Financial, Inc. (December 1996 to present).
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since September 1993). Chairman of the Board of AXA
25 Avenue Matignon                     Financial (since April 1998); Vice Chairman (February 1996 to April 1998).
75008 Paris, France                    Chairman of the Management Board and Chief Executive Officer of AXA (since May
                                       2000), Vice Chairman of AXA's Management Board (January 2000 to May 2000). Prior
                                       thereto, Senior Executive Vice President, Financial Services and Life Insurance
                                       Activities in the United States, Germany, the United Kingdom and Benelux (1997
                                       to 1999); Executive Vice President, Financial Services and Life Insurance
                                       Activities (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA Group. Director of Alliance Capital Management
                                       Corporation, the general partner of Alliance Holding and Alliance. A former
                                       Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November
                                       2000.
------------------------------------------------------------------------------------------------------------------------------------
Claus-Michael Dill
------------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                         Director of Equitable Life (since May 2000). Chairman of the Management Board of
Gereonsdriesch 9-11                    AXA Konzern AG (since June 1999). Member of the AXA Group Management Board since
50670 Cologne, Germany                 April 1999. Prior thereto, member of the Holding Management Board of
                                       Gerling-Konzern in Cologne (1995 to April 1999). Chairman of the Management
                                       Board of AXA Versicherung AG, AXA Lebensversicherung AG and AXA Service AG
                                       Lebensversicherungs-Management AG (since June 1999). Director of AXA Financial
                                       (since May 2000).
------------------------------------------------------------------------------------------------------------------------------------
Joseph L. Dionne
------------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                     Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill
New Canaan, CT 06840                   Companies (since January 2000); prior thereto, Chairman (April 1988 to January
                                       2000) and Chief Executive Officer (April 1983 to April 1998). Director of Harris
                                       Corporation and Ryder System, Inc. Director of AXA Financial, Inc. (since May,
                                       1992). He retired as a Director of McGraw-Hill Companies in April 2000.
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne
------------------------------------------------------------------------------------------------------------------------------------
AXA                                    Director of Equitable Life (since February 1998). Executive Vice President,
25, Avenue Matignon                    International (US-UK-Benelux) AXA and member of AXA Executive Board (since
75008 Paris, France                    January, 2000). Director, Alliance (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Jean-Rene Fourtou
------------------------------------------------------------------------------------------------------------------------------------
Aventis                                Director of Equitable Life (since July 1992). Vice Chairman of the Management
46 quai de la Rapee                    Board of Aventis (since December 1999). Prior thereto, Chairman and Chief
75601 Paris Cedex 12                   Executive Officer of Rhone-Poulenc, S.A. (1986 to December 1999). Member of
France                                 the Supervisory Board of AXA. Director of Schneider Electric, Rhodia, and
                                       Pernod-Ricard and European Aeronautic Defense and Space Company. Former Member
                                       of the Consulting Council of Banque de France. Director, AXA Financial (since
                                       July, 1992).
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 33

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Norman C. Francis
------------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana         Director of Equitable Life (since March 1989). President of Xavier University of
7325 Palmetto Street                   Louisiana; Director and Chairman of the Board, Liberty Bank and Trust, New
New Orleans, LA 70125                  Orleans, LA, Piccadilly Cafeterias, Inc., and Entergy Corporation. Former
                                       Director of First National Bank of Commerce and Piccadilly Cafeterias, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Greene
------------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae         Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene
125 West 55th Street                   & MacRae (since 1999). Prior thereto, Partner of the firm (1965 to 1999).
New York, NY 10019-4513                Director of AXA Financial (since May 1992). Director of Associated Electric and
                                       Gas Insurance Services and AXIS Specialty Insurance Company since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John T. Hartley
------------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard                    Director of Equitable Life (since August 1987). Retired as Director in 2000.
Melbourne, FL 32919                    Director of AXA Financial (since May 1992); Director of the McGraw Hill
                                       Companies.
------------------------------------------------------------------------------------------------------------------------------------
John H.F. Haskell Jr.
------------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC                        Director of Equitable Life (since July 1992); Director of AXA Financial (since
299 Park Avenue                        July 1992); Senior Advisor of UBS Warburg LLC (formerly Warburg Dillon Read LLC)
New York, NY 10171                     (since 1999); Director (until 2000); Prior thereto, Managing Director and member of its Board of Directors (1975-1999); Chairman, Supervisory Board, Dillon Read
                                       (France) Gestion (until 1998); Director, Pall Corporation (since November 1998).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson
------------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C          Director of Equitable Life (since December 1996). Retired Corporate Vice
New York, NY 10028                     President, Core Business Development of Bestfoods (from June 1999 until December
                                       2000). Prior thereto, President, Bestfoods Grocery (formerly CPC International,
                                       Inc.) and Vice President, Bestfoods (1997 to 1999). President, Bestfoods
                                       Specialty Markets Group (1993 to 1997); Director, Hunt Corporation, PACTIV
                                       Corporation and the "Shell" Transport and Trading Company, plc. Director, AXA
                                       Financial (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
W. Edwin Jarmain
------------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                     Director of Equitable Life (since July 1992). President, Jarmain Group Inc.
77 King Street West                    (since 1979); and officer or director of several affiliated companies. Director,
Suite 4545                             AXA Insurance (Canada), Anglo-Canada General Insurance Company, Alliance Capital
Toronto, Ontario M5K 1K2               Management Corporation and AXA Pacific Insurance Company, Alternate Director,
Canada                                 AXA Asia Pacific Holdings Limited (December 1999 to September 2000) and a former
                                       Director of DLJ (October 1999 to November 2000). Chairman (non-executive) and
                                       Director, FCA International Ltd. (January 1994 to May 1998). Director of AXA
                                       Financial, Inc. (since July 1992).
------------------------------------------------------------------------------------------------------------------------------------
George T. Lowy
------------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore                Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore.
825 Eighth Avenue                      Director, Eramet.
New York, NY 10019
------------------------------------------------------------------------------------------------------------------------------------
Didier Pineau-Valencienne
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston            Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse
c/o Schneider Electric                 First Boston (since March 1999). Chairman and Chief Executive Officer (1981 to
64, rue de Miromesnel                  February 1999) (now Honorary Chairman) Schneider Electric. Former Member of the
75008 Paris, France                    Supervisory Board of AXA (January 1997 to May 2001). Director of CGIP, AON
                                       Corporation and Fleury Michon/France, Member of the Supervisory Board of Aventis
                                       (formerly Rhone-Poulenc, S.A.), Andre & Cie, SA, LAGARDERE and Swiss Helvetic
                                       Fund; member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA
                                       Financial, Inc. (since February 1996).
------------------------------------------------------------------------------------------------------------------------------------
George J. Sella, Jr.
------------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                           Director of Equitable Life (since May 1987). Retired Chairman and Chief
Newton, NJ 07860                       Executive Officer of American Cyanamid Company (retired April 1993); previously held other officerships with American Cyanamid. Director of AXA Financial (since
                                       May 1992) and Coulter Pharmaceutical (May 1987 to 2001).
------------------------------------------------------------------------------------------------------------------------------------

34 Directors and principal officers

DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College of Business     Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin
St. John's University                  College of Business St. John's University (since August 1998); Chief Financial
8000 Utopia Parkway                    Officer, Chase Manhattan Corp. (1985 to 1997). Director, Alliance Capital
Jamaica, NY 11439                      Management Corporation (since May 2000); The CIT Group, Inc. (May 1984 to June
                                       2001), H.W. Wilson Company and Junior Achievement of New York, Inc. and a
                                       Director and Officer of Rock Valley Tool, LLC. Director of AXA Financial, Inc.
                                       (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS - DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management            Director of Equitable Life (since May 2001); Director (since October 1992),
Corporation                            Chairman of the Board (since May 2001) and Chief Executive Officer (since
1345 Avenue of the Americas            January 1999), Alliance Capital Management Corporation; Vice Chairman (May 1993
New York, NY 10105                     to April 2001) and Chief Investment Officer (May 1993 to January 1999), Alliance
                                       Capital Management Corporation; Director, AXA Financial, Inc. (May 2001 to
                                       present); Vice Chairman of the Board of Trustees of Colgate University; Trustee
                                       of the Mike Wolk Heart Foundation; Member of the Investment Committee of the New
                                       York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron
------------------------------------------------------------------------------------------------------------------------------------
                                       Director, Chairman of the Board and Chief Executive Officer, Equitable Life
                                       (since May 2001); Director, President and Chief Executive Officer, AXA
                                       Financial, Inc. (May 2001 to present); Chairman of the Board and Chief Executive
                                       Officer, AXA Client Solutions, LLC (May 2001 to present); Member of AXA's
                                       Management Board, (May 2001 to present); Director, Alliance Capital Management
                                       Corporation (May 2001 to present); Director, Chairman of the Board, President and Chief Executive Officer, The Equitable of Colorado, Inc. (since June 2001);
                                       Director, The American Ireland Fund (1999 to present); Board of Trustees of The
                                       University of Scranton (1995 to present); Member of the Investment Company
                                       Institute's Board of Governors (since October 2001; prior thereto, October 1997 to October 2000) and Executive Committee (1998-2001); Former Trustee of The
                                       University of Pittsburgh and St. Sebastian's Country Day School; Former Director
                                       of the Massachusetts Bankers Association; President and Chief Operating Officer,
                                       Mellon Financial Corporation (1999-2001); Chairman and Chief Executive Officer,
                                       Dreyfus Corporation (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
Stanley B. Tulin
------------------------------------------------------------------------------------------------------------------------------------
                                       Director and Vice Chairman of the Board (since February 1998), and Chief
                                       Financial Officer (since May 1996), Equitable Life. Vice Chairman of the Board
                                       (since November 1999) and Chief Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President (February 1998 to November 1999), AXA
                                       Financial. Executive Vice President and Member of the Executive Committee of
                                       AXA. Director, Vice Chairman and Chief Financial Officer (since December 1999)
                                       The Equitable of Colorado; AXA Client Solutions, LLC and AXA Distribution
                                       Holding Corp. (since September 1999). Director, Alliance (since July 1997).
                                       Formerly a Director of DLJ (from June 1997 to November 2000). Prior thereto,
                                       Chairman, Insurance Consulting and Actuarial Practice, Coopers & Lybrand, L.L.P.
------------------------------------------------------------------------------------------------------------------------------------


                                             Directors and principal officers 35

OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since February 1998) and AXA Group Deputy Chief
                                        Information Officer (February 2001 to present); prior thereto, Chief Information
                                        Officer (November 1994 to February 2001), Equitable Life and AXA Client
                                        Solutions, LLC (since September 1999). Previously held other officerships with
                                        Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (January 2002 to present), Equitable Life; Executive
                                        Vice President (January 2002 to present), AXA Client Solutions, LLC; prior thereto, Senior Vice President and Managing Director Worldwide Human Resources,
                                        Chubb and Son, Inc. (1999 to 2001); Senior Vice President and Deputy Director of
                                        Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999); Senior Vice
                                        President of European Human Resources (and previous Human Resources positions),
                                        Chubb Insurance Company of Europe (1992 to 1998).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President, Equitable Life. Senior Vice President, AXA Financial.
                                        Senior Vice President, AXA Client Solutions, LLC. Director and Chairman,
                                        Frontier Trust Company ("Frontier"), FSB . Director, EQF (now AXA Advisors)
                                        (until September 1999). Executive Vice President and Director (since September
                                        1999), AXA Advisors. Director and Senior Vice President, AXA Network, LLC
                                        (formerly EquiSource). Director and Officer of various Equitable Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior
                                        Vice President and Treasurer, AXA Client Solutions, LLC (since September 1999);
                                        The Equitable of Colorado (since December 1999). Treasurer, Frontier (since
                                        1990) and AXA Network, LLC (since 1999). Chairman (since August 2000) and Chief
                                        Executive Officer (since September 1997), and prior thereto, President and
                                        Treasurer, Equitable Casualty Insurance Company ("Casualty"). Vice President and
                                        Treasurer, EQ Advisors Trust (since March 1997). Senior Vice President and
                                        Treasurer, AXA Distribution Holding Corporation (since November 1999) and AXA
                                        Advisors, LLC (since December 2001). Director, Chairman, President and Chief
                                        Executive Officer, Equitable JV Holdings (since August 1997). Director (since
                                        July 1997), and Senior Vice President and Chief Financial Officer (since April
                                        1998), ACMC. Treasurer, Paramount Planners, LLC (since November 2000).
                                        Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Selig Ehrlich
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since December 2001) and Chief Actuary (since May
                                        2001), Equitable Life; prior thereto, Senior Vice President (July 1999 to
                                        December 2001) and Deputy General manager (September 2000 to December 2001).
                                        Executive Vice President (since December 2001) and Chief Actuary (since May
                                        2001), AXA Client Solutions, LLC.
------------------------------------------------------------------------------------------------------------------------------------
MaryBeth Farrell
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior Vice President and Deputy Controller (November 1999 to December
                                        2001); Senior Vice President and Controller, GreenPoint Financial/GreenPoint
                                        Bank (May 1994 to November 1999); Executive Vice President (December 2001 to
                                        present), AXA Client Solutions, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Judy A. Faucett
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President, Equitable Life, (since September 1996) and Actuary
                                        (September 1996 to December 1998). Senior Vice President, AXA Client Solutions,
                                        LLC (September 1999 to December 2001), Director, Chairman and Chief Executive
                                        Officer, AXA Network, LLC (since July 1999).

------------------------------------------------------------------------------------------------------------------------------------

36 Directors and principal officers

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (September 1997 to present) and Deputy General Counsel
                                        (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General Counsel (September 1997 to October 1999), Vice President
                                        and Associate General Counsel (November 1993 to August 1997); Senior Vice
                                        President and Deputy General Counsel (September 2001 to present), AXA Financial;
                                        Senior Vice President (September 1999 to present) and Deputy General Counsel
                                        (November 1999 to present), AXA Client Solutions, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President and Controller, Equitable Life, AXA Financial and AXA
                                        Client Solutions, LLC. Senior Vice President and Controller, The Equitable of
                                        Colorado, Inc. (since December 1999). Previously held other officerships with
                                        Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Flora
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President and Auditor, Equitable Life. AXA Financial and AXA Client
                                        Solutions, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Donald R. Kaplan
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (since September 1999), Chief Compliance Officer and
                                        Associate General Counsel, Equitable Life. Previously held other officerships with Equitable Life. Senior Vice President, AXA Client Solutions, LLC (since
                                        September 1999).
------------------------------------------------------------------------------------------------------------------------------------
John M. Lefferts
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President and President of Retail Distribution (September 2001 to
                                        present), Equitable Life; prior thereto, President of Texas Region (1998-2001),
                                        Agency Manager (1989-1998). Executive Vice President and President of Retail
                                        Distribution, AXA Client Solutions, LLC (since September 2001). Director and
                                        Executive Vice President, The Equitable of Colorado, Inc. (since September
                                        2001). Director, President, Vice President, Secretary and Treasurer, AXA Network
                                        Insurance Agency of Texas, Inc. Director, Children's Cancer Fund.
------------------------------------------------------------------------------------------------------------------------------------
William I. Levine
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President and Chief Information Officer (February 2001 to
                                        present), Equitable Life. Executive Vice President and Chief Information
                                        Officer, AXA Client Solutions, LLC (since February 2001). Senior Vice President,
                                        Paine Webber (1997 to 2001).
------------------------------------------------------------------------------------------------------------------------------------
William (Alex) MacGillivray
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (December 2001 to present), Equitable Life, prior thereto, Senior Vice President (May 2000 to December 2001); Executive Vice
                                        President (December 2001 to present), AXA Client Solutions, LLC); Director,
                                        Chairman of the Board and Chief Executive Officer (December 2001 to present),
                                        AXA Network, LLC and its subsidiaries; Director (April 2000 to present),
                                        President (April 2000 to present) and Chief Executive Officer (September 2001 to present), AXA Distributors, LLC; prior thereto, held various previous positions from 1996 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President (September 2000 to present) and Actuary (May 1994 to present), Equitable Life; prior thereto, Vice President (May 1998 to September
                                        2000), Assistant Vice President (May 1993 to May 1998); Senior Vice President
                                        (September 2000 to present) and Actuary (September 1999 to present), AXA Client
                                        Solutions, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Matteis
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President, Equitable Life (since May 1998); Executive Vice
                                        President, AXA Client Solutions, LLC (since September 1999); Executive Vice
                                        President, Chase Manhattan Corporation (January 1983 to June 1997); Director,
                                        EQF (now AXA Advisors) (October 1998 to May 1999).
------------------------------------------------------------------------------------------------------------------------------------

                                             Directors and principal officers 37

OTHER OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS     BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Deanna M. Mulligan
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior Vice President (September 2000 to September 2001). Executive
                                        Vice President, AXA Client Solutions, LLC (since September 2001); prior thereto,
                                        Senior Vice President (September 2000 to September 2001). Principal (and various positions), McKinsey and Company, Inc. (1992 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
Peter D. Noris
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President and Chief Investment Officer, Equitable Life. Executive
                                        Vice President (since May 1995) and Chief Investment Officer (since July 1995),
                                        AXA Financial, Executive Vice President and Chief Investment Officer, AXA Client
                                        Solutions (since September 1999). President and Trustee (since November 1996),
                                        EQ Advisors Trust and Trustee of AXA Premier Funds (since November 2001).
                                        Executive Vice President and Chief Investment Officer, The Equitable of Colorado
                                        (since December 1999), Director, Alliance, and Equitable Real Estate (until June
                                        1997). Executive Vice President, AXA Advisors.
------------------------------------------------------------------------------------------------------------------------------------
Anthony C. Pasquale
------------------------------------------------------------------------------------------------------------------------------------
                                        Senior Vice President, Equitable Life and AXA Client Solutions (since September
                                        1999). Director, Chairman and Chief Operating Officer, Casualty (from September
                                        1997 until August 2000). Director, Equitable Agri-Business, Inc. (until June
                                        1997). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Pauline Sherman
------------------------------------------------------------------------------------------------------------------------------------
f                                        Senior Vice President (since February 1999); Secretary and Associate General
                                        Counsel, Equitable Life and AXA Financial (since September 1995). Senior Vice
                                        President, Secretary and Associate General Counsel, AXA Financial and AXA Client
                                        Solutions (since September 1999). Senior Vice President, Secretary and Associate
                                        General Counsel, Equitable of Colorado (since December 1999). Secretary, AXA
                                        Distribution Holding Corporation (since September 1999). Previously held other officerships with Equitable Life.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver
------------------------------------------------------------------------------------------------------------------------------------
                                        Executive Vice President (since September 2001) and General Counsel (since
                                        November 1999), Equitable Life; prior thereto, Senior Vice President (February
                                        1995 - September 2001), Deputy General Counsel (October 1996 to November 1999).
                                        Executive Vice President and General Counsel (since September 2001), AXA
                                        Financial, Inc.; prior thereto, Senior Vice President and Deputy General Counsel
                                        (October 1996 to September 2001). Executive Vice President (since September
                                        2001) and General Counsel (since September 1999), AXA Client Solutions, LLC.
                                        Executive Vice President (since September 2001) and General Counsel (since
                                        December 1999), Equitable of Colorado. Director, AXA Advisors. Senior Vice
                                        President and General Counsel, EIC (June 1997 to March 1998). Previously held other officerships with Equitable Life and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

38 Directors and principal officers

8. Financial Statements of Separate Account FP and Equitable Life
--------------------------------------------------------------------------------

The financial statements of Separate Account FP as of December 31, 2001 and for each of the three years in the period ended December 31, 2001 and the financial statements of Equitable Life as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing. The financial statements of Separate Account FP and Equitable Life as of June 30, 2002 are unaudited. The financial statements of Equitable Life have relevance for the policies only to the extent that they bear upon the ability of Equitable Life to meet its obligations under the policies.


              Financial Statements of Separate Account FP and Equitable Life  39

Appendix I: Information on market performance
--------------------------------------------------------------------------------

In reports or other communications to policyowners or in advertising material, we may describe general economic and market conditions affecting our variable investment options, and the Portfolios and may compare the performance or ranking of those options and the Portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities, the Consumer Price Index and averages for peer universes of mutual funds;

o    data developed by us derived from such indices or averages; or

o other appropriate types of securities (e.g., common stocks, long-term government bonds, long-term corporate bonds, intermediate term government bonds, and U.S. treasury bills.

We also may furnish to present or prospective policyowners advertisements or other communications that include evaluations of a variable investment option or Portfolio by nationally recognized financial publications. Examples of such publications are:
--------------------------------------------------------------------------------
Barron's                                Investment Management Weekly
Morningstar's Variable Annuities/Life   Money Management Letter
Business Week                           Investment Dealers Digest
Forbes                                  National Underwriter
Fortune                                 Pension & Investments
Institutional Investor                  USA Today
Money                                   Investor's Business Daily
Kiplinger's Personal Finance            The New York Times
Financial Planning                      The Wall Street Journal
Investment Adviser                      The Los Angeles Times
                                        The Chicago Tribune
--------------------------------------------------------------------------------

Lipper Analytical Services, Inc. (Lipper) compiles performance data for peer universes of Portfolios with similar investment objectives in its Lipper Variable Insurance Products Performance Analysis Service (Lipper Survey). Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "Separate Account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable insurance and annuity contracts; and

o The "Mutual Fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Report consists of nearly 700 variable life and annuity portfolios, all of which report their data net of investment management fees, direct operating expenses and separate account level charges.


LONG-TERM MARKET TRENDS

Historically, the investment performance of common stocks over the long term has generally been superior to that of long- or short-term debt securities. However, common stocks have also experienced dramatic changes in value over short periods of time. One of our variable investment options that invests primarily in common stocks may, therefore, be a desirable selection for owners who are willing to accept such risks. If, on the other hand, you wish to limit your short-term risk, you may find it preferable to allocate a smaller percentage of net premiums to those options that invest primarily in common stock. All investments in securities, whether equity or debt, involve varying degrees of risk. They also offer varying degrees of potential reward.


                                   Appendix I: Information on market performance

                      (This page intentionally left blank)

Appendix II: An index of key words and phrases
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                            Page
   account value                              16
   Administrative Office                       5
   age                                        27
   Allocation Date                            12
   alternative death benefit                  14
   amount at risk                             29
   anniversary                                26
   assign; assignment                         25
   automatic transfer service                 17
   AXA Advisors, LLC                          13
   AXA Financial, Inc.                         4
   AXA Premier VIP Trust                      13
   basis                                      21
   beneficiary                                13
   business day                               25
   Cash Surrender Value                       19
   Code                                       21
   collateral                                 19
   cost of insurance charge                   29
   cost of insurance rates                    29
   day                                        30
   default                                    10
   disruptive transfer activity               29
   dollar cost averaging service              17
   EQAccess                                    5
   EQ Advisors Trust                          13
   EQ Financial Consultants                   13
   Equitable Life                              4
   Equitable Access Account                   15
   extended no-lapse guarantee                11
   face amount                                13
   grace period                               10
   guarantee premium                          11
   guaranteed interest option                 13
   Guaranteed Interest Account                13
   insured person                             13
   Investment Funds                           12
   investment option                          12
   issue date                                 26
   lapse                                      10
   loan, loan interest                        19


                                            Page
   market timing                              29
   modified endowment contract                10
   month, year                                26
   monthly deduction                           6
   net cash surrender value                   20
   no-lapse guarantee                         11
   Option A, B                                13
   our                                         2
   owner                                       2
   paid up                                    10
   paid up death benefit guarantee            11
   partial withdrawal                         21
   payment option                             15
   planned periodic premium                   10
    policy                                 cover
    Portfolio                              cover
   premium charge                              6
   premium payments                           10
    prospectus                             cover
   rebalancing                                17
   receive                                    25
   restore, restoration                       11
   rider                                      15
    SEC                                    cover
   Separate Account FP                        28
   state                                       2
   subaccount                                 28
    Survivorship Incentive Life(SM) '02    cover
   surviving insured person                   13
   surrender                                  20
   surrender charge                            6
   target premium                              6
   telephone transfer                         17
   transfers                                  17
   Trusts                                     13
   units                                      16
   unit values                                16
   us                                          2
   variable investment option                 12
   we                                          2
   withdrawal                                 19
   you, your                                   2

                                  Appendix II: An index of key words and phrases

                      (This page intentionally left blank)

                                     PART II



                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable Life represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Life under the Policies. Equitable Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17641 on March 1, 1999.

The Survivorship Incentive Life '02 Prospectus (retail channel) dated October 1, 2002, consisting of 40 pages.

The Survivorship Incentive Life '02 Prospectus (wholesale channel) dated October 1, 2002 consisting of 40 pages.

The Survivorship Incentive Life Prospectus (retail channel) dated May 1, 2002, consisting of 161 pages, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

The Survivorship Incentive Life Prospectus (wholesale channel) dated May 1, 2002, consisting of 156 pages, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

Supplement dated May 1, 2002 relating to New York policies consisting of 2 pages, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

Supplement (in-force A) relating to Survivorship 2000 dated May 1, 2002 consisting of 132 pages, previously filed with this registration statement File No 333-17641 on April 12, 2002.

Supplement (in-force B) relating to Survivorship Incentive Life dated May 1, 2002 consisting of 133 pages, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

Supplement (in-force -- wholesale) relating to Survivorship Incentive Life and Survivorship 2000 dated May 1, 2002 consisting of 127 pages, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

Supplement (Accounting Benefit Rider) dated May 1, 2002 relating to Survivorship Incentive Life Prospectus, consisting of 1 page, previously filed with this registration statement File No. 333-17641 on April 12, 2002.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

The signatures.

Written Consents of the following persons:

Brian Lessing, FSA, MAAA, Vice President and Actuary (to be filed by amendment).

Independent Public Accountants. (See Exhibit No. 6).

The following exhibits: Exhibits required by Article IX, paragraph A of Form N-8B-2:


        1-A(1)(a)(i)       Certified resolutions re Authority to Market Variable Life Insurance and Establish Separate Accounts, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


        1-A(2)             Inapplicable.

        1-A(3)(a)          See Exhibit 1-A(8).



         1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(3)(c)         See Exhibit 1-A(8)(i).

         1-A(4)            Inapplicable.

         1-A(5)(a)(i)      Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(ii)     Flexible Premium Joint Survivorship Variable Life Policy (92-500).
                           (Equitable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(a)(iii)    Flexible Premium Joint Survivorship Variable Life Insurance
                           Policy (99-400), previously filed with this Registration Statement, File
                           No. 333-17641 on March 1, 1999.

         1-A(5)(a)(iv)     Form of Flexible Premium Joint Survivorship Variable
                           Life Insurance Policy Form No. 02-200.

         1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(c)         Estate Protector Rider (R92-208) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(d)         Estate Protector Rider (R92-208) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(e)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Divorce Rider (R92-209) (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(f)         Option to Split Flexible Premium Joint Survivorship Variable Life Policy
                           Upon Divorce Rider (R92-209) (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(g)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210)
                           (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(h)         Option to Split Flexible Premium Joint Survivorship Variable Life
                           Policy Upon Federal Tax Law Change Rider (R92-210) (Equitable),
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(i)         Accelerated Death Benefit Rider (Equitable Variable), previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         1-A(5)(j)         Accelerated Death Benefit Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(5)(k)         Free Look Rider (Equitable Variable), previously filed with this Registration
                           Statement File No 333-17641 on December 11, 1996.

         1-A(5)(l)         Free Look Rider (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(m)         Unisex Rider (Equitable Variable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(n)         Unisex Rider (Equitable), previously filed with this
                           Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(5)(o)         Table of Guaranteed Interest Payments Endorsement (S.99-34), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(5)(p)         Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(5)(q)         Form of Enhanced Death Benefit Guarantee Rider (R99-100), previously filed with this Registration
                           Statement, File No. 333-17641 on March 1, 1999.

         1-A(5)(r)         Form of Paid Up Death Benefit Guarantee Endorsement (S.02-60).

         1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this
                           Registration Statement File No. 333-17641 on April 30, 1997.

         1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                           File No. 333-17641 on April 30, 1997.

         1-A(7)            Inapplicable.


         1-A(8)            Distribution and Servicing Agreement among Equico Securities, Inc.
                           (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.


         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable
                           with and into Equitable dated September 19, 1996,
                           previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.


         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now
                           AXA Advisors, LLC), incorporated by reference to the Registration
                           Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217
                           and 811-07953), filed August 28, 1997.

         1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP
                           Trust, The Equitable Life Assurance Society of the
                           United States, Equitable Distributors, Inc., AXA
                           Distributors LLC, and AXA Advisors, LLC, incorporated
                           by reference to Exhibit No. 8(b) to Registration
                           Statement File No. 333-60730, filed on December 5,
                           2001.

         1-A(9)(d)         Form of Participation Agreement between The Universal Institutional Funds, Inc.
                           and Equitable Life (to be filed by amendment).

         1-A(10)(a)        Application EV4-200Y. (Equitable Variable), previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)        Application EV4-200Y. (Equitable), previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         1-A(10)(b)(ii)    Form of Application AXAVI-2002.

         1-A(10)(c)        Distribution Agreement for services by The Equitable Assurance Society of the
                           United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(10)(d)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and Associate
                           General Counsel of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           April 30, 1997.


         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 30, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on July 26, 1999.

         2(a)(v)           Opinion and Consent of William Schor, Vice President and Associate General Counsel of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641 on August 30, 1999.

         2(a) (vi)         Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 28, 2000.

         2(a) (vii)        Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable, previously filed with this Registration Statement, File No. 333-17641 on April 12, 2002.

         2(b)(i)           Opinion and Consent dated April 24, 1995 of Barbara Fraser, F.S.A., M.A.A.A., Vice President of
                           Equitable, previously filed with this Registration Statement File No. 333-17641 on
                           December 11, 1996.




         2(b)(ii)          Opinion and Consent dated April 22, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(iii)         Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed
                           with this Registration Statement File No.
                           333-17641 on December 11, 1996.

         2(b)(iv)          Opinion and Consent dated December 9, 1996 of Barbara Fraser,
                           F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement
                           File No. 333-17641 on December 11, 1996.

         2(b)(v)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on April 30, 1997.

         2(b)(vi)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice
                           President of Equitable, previously filed with this Registration
                           Statement File No. 333-17641 on May 1, 1998.

         2(b)(vii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President
                           of Equitable, previously filed with this Registration Statement File
                           No. 333-17641, on April 30, 1999.

        2(b)(viii)         Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A. Senior Actuary
                           and Vice President previously filed with this Registration Statement,
                           File No. 333-17641, on April 19, 2001.

        2(b)(ix)           Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President of Equitable,
                           previously filed with this Registration Statement, File No. 333-17641, on April 12, 2002.

        2(b)(x)            Actuarial Opinion and Consent (to be filed by amendment).

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Accountants (to be filed by amendment).

         7(a)              Powers-of-Attorneys previously filed with this Registration Statement File
                           No. 333-17641 on April 28, 2000.

         7(b)              Power of Attorney for Claus-Michael Dill previously filed with this Registration
                           Statement, File No. 333-17641, on April 19, 2001.

         7(c)             Power of Attorney for Christopher M. Condron incorporated herein by reference to Exhibit 10(c)
                          to the Registration Statement, (File No. 333-61380) on Form N-4, May 22, 2001.

         7(d)             Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f)
                          to the Registration Statement on Form N-4 (File No. 333-67876), filed on August 17, 2001.

         8                 Description of Equitable's Issuance, Transfer and Redemption
                           Procedures for Flexible Premium Policies pursuant to Rule
                           6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17641 on December 11, 1996.

         9(a)              Form of Illustration of Policy Benefits for Survivorship 2000,
                           previously filed with this Registration Statement File No. 333-17641, on April 30, 1999.

         9(b)              Form of Illustration of Policy Benefits for Survivorship Incentive
                           Life, previously filed with this Registration Statement File No.
                           333-17641, on April 30, 1999.

         9(c)              Form of Illustration of Policy Benefits for Survivorship Incentive Life
                           previously filed with this Registration Statement, File No. 333-17641, on April 19, 2001.

         9(d)              Form of Illustration of Policy Benefits for Survivorship Incentive Life '02 (to be filed by amendment).




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 9th day of August 2002.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                           (REGISTRANT)

                                     By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)

[SEAL]

                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Francesca Divone
        ------------------------
            (Francesca Divone)
             Assistant Secretary
             August 9, 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 9th day of August, 2002.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES

                                                 (DEPOSITOR)

                                            By:  /s/ Robin M. Wagner
                                                --------------------------------
                                                    (Robin M. Wagner)
                                                     Vice President



      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board and
                                    Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer


PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                  Senior Vice President and Controller







*DIRECTORS:


Bruce W. Calvert        Jean-Rene Fourtou              George T. Lowy
Francoise Colloc'h      Norman C. Francis              Edward D. Miller
Christopher M. Condron  Donald J. Greene               Didier Pineau-Valencienne
Henri de Castries       John T. Hartley                George J. Sella, Jr.
Claus-Michael Dill      John H.F. Haskell, Jr.         Peter J. Tobin
Joseph L. Dionne        Mary R. (Nina) Henderson       Stanley B. Tulin
Denis Duverne           W. Edwin Jarmain





*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          August 9, 2002

                                  EXHIBIT INDEX


EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------


1-A(5)(a)(iv)  Form of Policy Form                                 EX-99.1a5aiv

1-A(5)(r)      Form of Paid up Death Benefit Guarantee Endorsement EX-99.1a5r

1-A(10)(b)(ii) Form of Application                                 EX-99.1a10bii